              As filed with the Securities and Exchange Commission
                              on December 18, 1997
                      Registration No. 33-42927; 811-6419

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                       --------------------------------
                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [_]


                    Post-Effective Amendment No. 38   [x]

                                      And

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_]

                              Amendment No. 39               [x]
                       (Check appropriate box or boxes)
                           ________________________

                            STAGECOACH FUNDS, INC.
              (Exact Name of Registrant as specified in Charter)
                               111 Center Street
                         Little Rock, Arkansas  72201
         (Address of Principal Executive Offices, including Zip Code)
                           __________________________

      Registrant's Telephone Number, including Area Code:  (800) 643-9691
                             Richard H. Blank, Jr.
                               c/o Stephens Inc.
                               111 Center Street
                          Little Rock, Arkansas  72201
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                            Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):


[_]  Immediately upon filing pursuant            [_]   on _________ pursuant
     to Rule 485(b), or                                to Rule 485(b)

[x]  60 days after filing pursuant               [_]   on _________ pursuant
     to Rule 485(a)(1), or                             to Rule 485(a)(1)

[_]  75 days after filing pursuant               [_]   on ___________pursuant
     to Rule 485(a)(2), or                             to Rule 485(a)(2)

If appropriate, check  the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

     This Post-Effective Amendment to the Registration Statement of Stagecoach Funds, Inc. is being filed to register the Class B shares of the Company's Equity Index Fund.

     This Amendment does not affect the Registration Statement for the Class A shares of the Equity Index Fund, or the Registration Statement for any other Fund of the Company.

                            STAGECOACH FUNDS, INC.
                            ----------------------
                             Cross Reference Sheet
                             ---------------------


Form N-1A Item Number
---------------------

Part A          Prospectus Captions
------          -------------------
1               Cover Page
2               Summary of Expenses
3               Financial Highlights
                How to Read the Financial Highlights
4               General Investment Risks
                Key Information
                Organization and Management of the Funds
5               Organization and Management of the Funds
                Summary of Expenses
6               A Choice of Share Classes
                Additional Services and Other Information
7               A Choice of Share Classes
                Additional Services and Other Information
                Reduced Sales Charges
                Your Account
8               A Choice of Share Classes
                Additional Services and Other Information
                Reduced Sales Charges
                Your Account
9               Not Applicable

Part B          Statement of Additional Information Captions
------          --------------------------------------------
10              Cover Page
11              Table of Contents
12              Historical Fund Information
13              Additional Permitted Investment Activities
                Appendix
                Investment Restrictions
                Risk Factors
14              Management
15              Management
16              Fund Expenses
                Independent Auditors
                Management
17              Portfolio Transactions
18              Capital Stoock
                Other
19              Additional Purchase and Redemption Information
                Determination of Net Asset Value
20              Federal Income Taxes
21              Management
22              Performance Calculations
23              Financial Information

Part C          Other Information
------          -----------------

24-32    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

December 15, 1997
-------------------------------------------------------------------------------

                                                           STAGECOACH FUNDS/R/


Stagecoach
        Equity Index Fund
Prospectus


Class A and Class B            Please read this Prospectus and keep it for
                               future reference. It is designed to provide you
                               with important information and to help you
Investment Advisor             decide if the Fund's goals match your own.
and Administrator:
                               These securities have not been approved or
Wells Fargo Bank               disapproved by the U.S. Securities and Exchange
                               Commission, any state securities commission or
Investment Sub-Advisor         any other regulatory authority, nor have any of
                               these authorities passed upon the accuracy or
Barclays Global Fund           adequacy of this Prospectus. Any representation
Advisors                       to the contrary is a criminal offense.

Distributor and                Fund shares are NOT deposits or other
Co-Administrator:              obligations of, or issued, endorsed or
                               guaranteed by, Wells Fargo Bank, N.A. ("Wells
Stephens Inc.                  Fargo Bank"), Barclays Global Investors, N.A.,
                               or any of their affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation
                               ("FDIC"), the Federal Reserve Board or any other governmental agency. AN INVESTMENT IN THE
                               FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE
                               LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    About This Prospectus
    ---------------------------------------------------------------------------

    What is a prospectus?

    A prospectus provides you with the information you need in order to make an informed investment decision. It describes how a Fund operates and invests its assets and also contains fee and expense information.

    What is different about this Prospectus?

    We have rewritten our Prospectus in "Plain English" and grouped some of the most important Fund information together to make it easier to read and understand.

    How is the Fund information organized?

    After important summary information and the expense fee table, the Fund's investment objective and financial highlights are presented. The icons below tell you where various types of information about the Fund can be found.

                Important information you should look for:

   [LOGO OF     Investment Objective and Investment Policies
    ARROW]
                What is the Fund trying to achieve? How do we intend to invest your money? Look for the arrow icon to find out.

   [LOGO OF     Permitted Investments
  PERCENTAGE
     SIGN]      A summary of the Fund's key permitted investments and practices.

   [LOGO OF     Important Risk Factors
  EXCLAMATION
    POINT]      What are key risk factors for this Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for the Fund.

   [LOGO OF     Additional Fund Facts
   ADDITION
     SIGN]      Provides additional information about the Fund.

    What else do I need to understand this Fund?

    The Fund has a "Statement of Additional Information" that supplements the disclosures made in this Prospectus. You may also want to review the most recent Annual or Semi-Annual Report. You can order copies of these documents without charge by calling 1-800-222-8222.

    Why is italicized print used throughout the Prospectus?

    Words appearing in italicized print and highlighted in color are defined in the Glossary.

--------------------------------------------------------------------------------

Table of Contents

                          Key Information                                 4

                          Summary of Expenses                             5

--------------------------------------------------------------------------------

The Fund                  Equity Index Fund                               6

This section contains     General Investment Risks                       10
important information
about the Fund.

--------------------------------------------------------------------------------

Your Account              Your Account                                   13

Turn to this section      Reduced Sales Charges                          14
for information on how
to open and maintain      How to Buy Shares                              17
your account, including
how to buy, sell and      Selling Shares                                 19
exchange Fund shares.
                          Exchanges                                      21

                          Additional Services and
                            Other Information                            22

--------------------------------------------------------------------------------

Reference                 Organization and
                            Management of the Fund                       26
Look here for details
on the organization       How to Read the Financial Highlights           29
of the Fund and
term definitions.         Glossary                                       31

Key Information
--------------------------------------------------------------------------------

Summary of the Stagecoach Equity Index Fund

The Fund described in this Prospectus seeks to approximate the total rate of return of substantially all the common stocks comprising the S&P 500 Index. The Fund's investment objective is fundamental and cannot be changed without a majority vote of the shareholders.

Should you consider investing in this Fund? Yes, if:

*       you are looking to add equity investments to your portfolio;
*       you are interested in adding an index investment to your portfolio;
*       you have an investment horizon of at least three to five years; and
* you are willing to accept the risks of equity investing, including the risk that share prices may rise and fall significantly.

You should not invest in this Fund if:

* you are looking for FDIC insurance coverage or guaranteed rates of return;
* are unwilling or unable to accept that you may lose money on your investment;
* you are unwilling or unable to accept the risks of investing in the securities markets;
*       you are looking for an actively managed equity fund; or
*       you are seeking monthly dividend income.

Who are "We"?

In this Prospectus, "We" generally means the Stagecoach Funds. "We" sometimes refers to the Investment Advisor or other companies hired by the Fund to perform services. The section on "Organization and Management of the Fund" further explains how the Fund is organized.

Who are "You"?

In this Prospectus, "You" means the potential investor or the shareholder.

What is the "Fund"?

In this Prospectus the "Fund" refers to the Stagecoach Equity Index Fund.
The "Funds" also may refer to other mutual funds offered by Stagecoach Funds, Inc.

Key Terms

"Index Funds" are mutual funds that attempt to match the total return of a particular index or list of securities. Index Funds are not "actively managed" in that individual securities are not analyzed by traditional methods.

Dividends

We pay dividends, if any, quarterly.


4   Stagecoach Equity Index Fund Prospectus

Equity Index Fund                       Summary of Expenses
--------------------------------------------------------------------------------

================================================================================
Shareholder Transaction Expenses
================================================================================
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect any charges that may be imposed by Wells Fargo Bank or other institutions in connection with an account through which you hold Fund shares. See
"Organization and Management of the Fund" for more details.
-------------------------------------------------------------------------------
                                                             Equity Index
                                                         ----------------------
                                                          Class A   Class B
-------------------------------------------------------------------------------
Maximum sales charge on a purchase
  (as a percentage of offering price)                      4.50%       None
-------------------------------------------------------------------------------
Maximum sales charge on reinvested
  dividends                                                None        None
-------------------------------------------------------------------------------
Maximum sales charge imposed on
  redemption                                               None       5.00%
-------------------------------------------------------------------------------
Exchange fees                                              None        None
===============================================================================
   Annual Fund Operating Expenses (as a percentage of average net assets)
===============================================================================
Expenses shown have been restated to reflect contract amounts and amounts payable by the Fund. Expenses shown "after waivers and reimbursements" reflect voluntary fee waivers and reimbursements that may be discontinued without prior notice.
-------------------------------------------------------------------------------
                                                               Equity Index
                                                           --------------------
                                                          Class A   Class B
-------------------------------------------------------------------------------
Rule 12b-1 Fee                                              0.00%      .75
-------------------------------------------------------------------------------
Management fee                                              0.25%      .25%
-------------------------------------------------------------------------------
Other expenses
  (after waivers or reimbursements)                         0.45%      .45%
-------------------------------------------------------------------------------
Total Fund Operating Expenses
  (after waivers or reimbursements)                         0.70%     1.45%
===============================================================================
Other expenses
  (before waivers or reimbursement)                         0.51%      .51%
===============================================================================
Total Fund Operating Expenses
  (before waivers or reimbursements)                        0.76%     1.51%
===============================================================================
Example of Expenses - This Example is not a Representation of Past or Future
   Expenses, and Actual Expenses may be Higher or Lower than those Shown.
===============================================================================
You would pay the following expenses on a $1,000               Equity Index
investment assuming a 5% annual return and that             -------------------
you redeem your shares at the end of each period.         Class A   Class B
-------------------------------------------------------------------------------
1 year                                                        $52       $65
-------------------------------------------------------------------------------
3 years                                                       $66       $76
-------------------------------------------------------------------------------
5 years                                                       $82       $99
-------------------------------------------------------------------------------
10 years                                                     $128      $134
-------------------------------------------------------------------------------


                                   Stagecoach Equity Index Fund Prospectus   5

Equity Index Fund
--------------------------------------------------------------------------------
                Advisor:        Wells Fargo Bank
                Sub-Advisor:    Barclays Global Fund Advisors
--------------------------------------------------------------------------------
[LOGO OF        Investment Objective
  ARROW]
                The Equity Index Fund seeks to approximate to the extent practicable the total rate of return of substantially all common stocks comprising the Standard & Poor's 500 Composite
                Stock Index (the "S&P 500").

                Investment Policies

                In attempting to approximate the total rate of return of the S&P 500, we use a statistical process known as "sampling." We select and hold a relative sample of the common stocks listed on the S&P 500 and attempt to achieve a 95% correlation between the price and total return performance of the S&P 500 and our investment results, before expenses. This correlation is sought regardless of market conditions.

                A precise duplication of the performance of the S&P 500 would mean that the net asset value of Fund shares, including dividends and capital gains, would increase or decrease in exact proportion to changes in the S&P 500. Such a 100% correlation is not feasible. Our ability to track the performance of the S&P 500 may be affected by, among other things, transaction costs and shareholder purchases and redemptions. We will regularly monitor the performance and composition of the S&P 500 and adjust the Fund's portfolio as necessary in order to achieve the 95% correlation.

--------------------------------------------------------------------------------
[LOGO OF        Permitted Investments
PERCENTAGE
  SIGN]         Under normal market conditions, we invest:

                * in a diversified portfolio of common stocks designed to provide a relative sample of the stocks listed on the S&P 500;

                * in stock index futures and options on stock indexes as a substitute for a comparable position in the underlying securities; and

                * in interest-rate futures contracts, options on interest rate swaps and index swaps.

                We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other



6   Stagecoach Equity Index Fund Prospectus

--------------------------------------------------------------------------------
                mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so.

--------------------------------------------------------------------------------
[LOGO OF        Important Risk Factors
EXCLAMATION
  POINT]        You should consider both the General Investment Risks listed on page 10 and the specific risks listed below. They are equally important to your investment choice.

                The Fund attempts is to match as closely as possible the total return of the S&P 500. Therefore, during periods when the S&P 500 is losing value, your investment will also lose value.

--------------------------------------------------------------------------------
[LOGO OF        Additional Fund Facts
ADDITION
  SIGN]         The Standard & Poor's 500 Index is an index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. It is one of the most widely used benchmarks of U.S. equity performance.

                "Standard & Poor's Registered," "S & P Registered," "S & P 500Registered" and "Standard & Poor's 500" are trademarks of McGraw-Hill, Inc. The Equity Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

                For information on Fund fees and expenses, see "Summary of Expenses" on page 5.


                                   Stagecoach Equity Index Fund Prospectus   7

Equity Index Fund                       Financial Highlights

See "Historical Fund Information" on page 24.
--------------------------------------------------------------------------------

====================================================================================================================================
For a Share Outstanding
====================================================================================================================================
For the period ended:              Class A Shares - Commenced
                                   on January 25, 1984

                                   ------------------------------------------------------------------------------------------------
                                   Sept. 30,  March 31,   Sept. 30,    Dec. 31,    Dec. 31,    Dec. 31,     Dec. 31,    Dec. 31,
                                    1997/1/    1997/2/     1996/3/      1995        1994        1993         1992        1991
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                         $49.60      $46.24      $41.45      $31.42      $33.00      $31.40      $30.38      $23.60
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income               0.24        0.25        0.42        0.59        0.63        0.59        0.62        0.62
  Net realized and unrealized gain
    (loss) on investments            12.42        4.61        4.79        10.65      (0.50)       2.19        1.35        6.16
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations     12.66        4.86        5.21        11.24       0.13        2.78        1.97        6.78
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
    investment income                (0.24)      (0.25)      (0.42)       (0.59)     (0.63)      (0.59)      (0.62)       0.00
  Distributions from
    net realized gain                 0.00       (1.25)       0.00        (0.62)     (1.08)      (0.59)      (0.33)       0.00
------------------------------------------------------------------------------------------------------------------------------------
Total from distributions             (0.24)      (1.50)      (0.42)       (1.21)     (1.71)      (1.18)      (0.95)       0.00
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $62.02      $49.60      $46.24       $41.45     $31.42      $33.00      $31.40      $30.38
------------------------------------------------------------------------------------------------------------------------------------
Total return (not annualized)
  (loss)                             25.54%      10.63%      12.60%       35.99%      0.42%       8.91%       6.59%      28.72%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period
    (000s)                        $506,881    $406,739    $370,439     $327,208   $236,265    $258,327    $230,457    $204,926
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  (annualized):
  Ratio of expenses to average
    net assets/4/                     0.98%       0.97%       1.01%        0.96%      0.97%       0.97%       0.93%       0.97%
  Ratio of net investment to
    income to average net assets/4/   0.82%       1.02%       1.28%        1.59%      1.92%       1.81%       2.05%       2.30%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover/4/                    3%          2%          1%/5/        6%         7%          5%          4%          4%
------------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid ($)   $0.0280     $0.0266    $0.0248/5/        N/A        N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets prior to waived fees and
  reimbursed expenses                 1.04%       1.07%       1.08%        1.00%      1.00%       0.99%       1.00%        N/A
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets prior to
  waived fees and reimbursed
  expenses (loss)                     0.76%       0.92%       1.21%        1.55%      1.89%       1.79%       1.98%        N/A
------------------------------------------------------------------------------------------------------------------------------------
====================================================================================================================================
Class A Share Calendar Year Returns                           1996         1995       1994        1993        1992        1991
====================================================================================================================================
These returns reflect fee waivers                            21.66%       35.99%      0.42%       8.91%       6.59%      28.72%
and reimbursements, do not reflect
sales loads and are not a guarantee
of future performance.
------------------------------------------------------------------------------------------------------------------------------------

/1/   Unaudited financial statements.
/2/   The Fund changed fiscal year-end from September 30 to March 31.
/3/   The Fund changed fiscal year-end from December 31 to September 30.>>


8   Stagecoach Equity Index Fund Prospectus

                          See "How to Read the Financial Highlights" on page 29.
--------------------------------------------------------------------------------

====================================================================================================================================
For a Share Outstanding
====================================================================================================================================
For the period ended:              Class A Shares - Commenced
                                   on January 25, 1984
                                   ------------------------------------------------------------------------------------------------
                                                              Dec. 31,       Dec. 31,         Dec. 31,    Dec. 31,
                                                               1990           1989             1988        1987
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                                                    $24.57          $18.93         $16.44        $15.93
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:                               0.64            0.60           0.57          0.45
  Net investment income
  Net realized and unrealized gain
    (loss) on investments                                       (1.61)           5.04           1.92          0.06
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                (0.97)           5.64           2.49          0.51
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
    investment income                                            0.00            0.00           0.00          0.00
  Distributions from
    net realized gain                                            0.00            0.00           0.00          0.00
------------------------------------------------------------------------------------------------------------------------------------
Total from distributions                                         0.00            0.00           0.00          0.00
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $23.60          $24.57         $18.93        $16.44
------------------------------------------------------------------------------------------------------------------------------------
Total return (not annualized)
  (loss)                                                        (3.95)%         29.79%         15.15%         3.20%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period
    (000s)                                                   $151,742        $153,126       $115,119      $119,155
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  (annualized):
  Ratio of expenses to average
    net assets/4/                                                0.97%           1.04%          1.02%         1.05%
  Ratio of net investment
    income to average net assets/4/                              2.71%           2.69%          3.17%         2.43%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover/4/                                               6%              6%             3%           12%
------------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid ($)                                  N/A             N/A            N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets prior to waived fees and
  reimbursed expenses                                             N/A             N/A            N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets prior to
  waived fees and reimbursed
  expenses (loss)                                                 N/A             N/A            N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
====================================================================================================================================
Class A Share Calendar Year Returns                           1990              1989            1988           1987
====================================================================================================================================
These returns reflect fee waivers                            -3.95%            29.79%          15.15%          3.20%
and reimbursements, do not reflect
sales loads and are not a guarantee
of future performance.
------------------------------------------------------------------------------------------------------------------------------------

/4/ Reflects activity of the Master Portfolio from April 28, 1996 through September 30, 1997.
/5/ Represents activity for the Fund's stand-alone period only. The portfolio turnover and average commission rates for the Corporate Stock master Portfolio for the Period from April 28, 1996 to September 30, 1996, were 3% and $0.0265, respectively.


                                     Stagecoach Equity Index Fund Prospectus   9

General Investment Risks
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your tolerance and preferences. You should carefully consider risks common to all mutual funds, including the Stagecoach Funds. Chief among these risks are the following:

* Unlike bank deposits such as CDs or savings accounts, mutual funds are not insured by the FDIC.

*        We cannot guarantee that we will meet our investment objectives.

* We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to perform certain functions such as selling agents or investment advisors, offer or promise to make good any such losses.

* Share prices-and therefore the value of your investment-will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as volatility.

* Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

* An investment in a single Fund, by itself, does not constitute a complete investment plan.

The Fund invests in securities that involve particular kinds of risk.

*        The Fund invests in equities that are subject to equity market risk.
         This is the risk that stock prices will fluctuate and can decline and reduce the value of the portfolio. Certain types of stock and certain stocks selected for the Fund's portfolio may underperform or decline in value more than the overall market. As of the date of this Prospectus, the equity market, as measured by the S&P 500 Index and other commonly used indexes, is trading at or close to record levels. There can be no guarantee that these performance levels will continue.

* The Fund may invest a portion of its assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Fund itself.

* The Fund may also use certain derivative instruments such as stock index futures and options on stock index futures. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of


10   Stagecoach Equity Index Fund Prospectus

--------------------------------------------------------------------------------

         another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

What follows is a general list of the types of risks (some of which are described above) that apply to the Fund's investments and a table showing some of the additional investment practices that the Fund may use. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk - The risk that the other party in a repurchase agreement or the transaction will not fulfill its contract obligation.

Credit Risk - The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Experience Risk - The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

Information Risk - The risk that information about a security is either unavailable, incomplete or is inaccurate.

Liquidity Risk - The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk - The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk - The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Regulatory Risk - The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might be permit inappropriate trading practices.


                                  Stagecoach Equity Index Fund Prospectus   11

        -----------------------------------------------------------------------
        Investment Practice/Risk

        The following table lists some of the additional investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Policies section of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for the Fund or the Statement of Additional Information for more information on these practices.

        In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" in the summary for the Fund. You should also see the Statement of Additional Information for additional discussion information about the investment practices and risks particular to the Fund.

        Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for the Fund remains within the parameters of its objective.

        -----------------------------------------------------------------------


                                                              Equity Value Index
================================================================================
INVESTMENT PRACTICE:                                RISK:
================================================================================
Other Mutual Funds

The temporary investment in shares of another       Market Risk               *
mutual fund.  A pro rata portion of the other
fund's expenses, in addition to the expenses
paid by the Fund, will be borne by Fund
shareholders.
--------------------------------------------------------------------------------
Options

The right or obligations to receive or deliver      Credit, information
a security or cash payments depending on the        and Liquidity Risk
security's price or the performance of
an index or benchmark.
  ------------------------------------------------------------------------------
  Stock Index Futures                                                         *
  Options on Stock Index Futures                                              *
  Index Swaps                                                                 *
  Interest rate futures                                                       *
  Interest Rate Futures                                                       *
  Interest Rate Swaps                                                         *
--------------------------------------------------------------------------------
Privately Issued Securities

Securities that are not publicly traded but         Liquidity Risk            *
which may be resold in accordance with Rule
144A of the Securities Act of 1933.
--------------------------------------------------------------------------------
Loans of Portfolio Securities

The practice of loaning securities to brokers,      Credit and                *
dealers and financial and institutions              Counter-Party Risk
to increase return on those securities. Loans
may be made in accordance with existing
investment policies. Limited to  33 1/3% of assets.
--------------------------------------------------------------------------------
Borrowing Policies

The ability to borrow an equivalent of 20%          Counter-Party Risk        *
of assets from banks for temporary purposes
to meet shareholder redemptions.
--------------------------------------------------------------------------------
Illiquid Securities

A security that cannot be readily sold, or          Liquidity Risk            *
cannot be readily sold without negatively
affecting the fair price.
--------------------------------------------------------------------------------

12   Stagecoach Equity Index Fund Prospectus

A Choice of Share Classes
--------------------------------------------------------------------------------

After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:

* Class A Shares - with a front-end sales charge, volume reductions and lower on-going expenses than Class B shares.

* Class B Shares - with a contingent deferred sales charge (CDSC) that diminishes over time, and higher on-going expenses than Class A shares.

The choice between share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher on-going expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer to see "every dollar working" from the moment you invest. If so, then consider Class B shares. Please note that Class B shares convert to Class A shares after six years to avoid the higher on-going expenses assessed against Class B shares.

Please see the expenses listed for the Fund and the following load tables before making your decision. You should also review the "Reduced Sales Charges" section below. You may wish to discuss this choice with your financial consultant.


                                    Stagecoach Equity Index Fund Prospectus   13

--------------------------------------------------------------------------------

Class A Share Sales Charge Schedule

If you choose to buy Class A shares, you will pay the Public Offering Price
(POP) which is the Net Asset Value (NAV) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels", the POP is lower for these purchases.

==============================================================================================================
                CLASS A SHARES LISTED IN THIS PROSPECTUS HAVE THE FOLLOWING CHARGE SCHEDULE:
==============================================================================================================
  AMOUNT              FRONT-END SALES CHARGE AS       FRONT-END SALES CHARGE AS       DEALER ALLOWANCE AS %
OF PURCHASE          % OF PUBLIC OFFERING PRICE      % OF NET AMOUNT INVESTED        OF PUBLIC OFFERING PRICE
--------------------------------------------------------------------------------------------------------------
Less than $50,000             4.50%                           4.71%                          4.00%
--------------------------------------------------------------------------------------------------------------
$50,000 to $99,999            4.00%                           4.17%                          3.55%
--------------------------------------------------------------------------------------------------------------
$100,000 to $249,000          3.50%                           3.63%                         3.125%
--------------------------------------------------------------------------------------------------------------
$250,000 to $499,999          2.50%                           2.56%                          2.00%
--------------------------------------------------------------------------------------------------------------
$500,000 to $999,999          3.00%                           2.04%                          1.75%
--------------------------------------------------------------------------------------------------------------
$1,000,000 and over/1/        0.00%                           0.00%                          1.00%
--------------------------------------------------------------------------------------------------------------

/1/ We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

Please note that Class A shares of other Funds listed in other prospectuses have different loads and breakpoints levels.

Class B Share CDSC Schedule

If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a contingent deferred sales charge (CDSC) based on how long you have held your shares. Certain exceptions apply (see "Class B Share CDSC Reductions" and "Waivers for Certain Parties"). The CDSC schedule is as follows:


========================================================================================
     CLASS B SHARES LISTED IN THIS PROSPECTUS HAVE THE FOLLOWING CHARGE SCHEDULE:
========================================================================================
REDEMPTION WITHIN       1 year    2 years    3 years    4 years   5 years   6 years
----------------------------------------------------------------------------------------
CDSC                    5.00%     4.00%      3.00%      3.00%     2.00%     1.00%
----------------------------------------------------------------------------------------

The CDSC percentage you pay is based on the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The distributor pays sales commissions of up to 4.00% of the purchase price of Class B shares to selling agents at the time of the sale.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. After shares are held for six years, the CDSC expires and the Class B shares are converted to Class A shares to reduce your future on-going expenses.


14   Stagecoach Equity Index Fund Prospectus

Reduced Sales Charges
--------------------------------------------------------------------------------

Generally, we offer more sales charge reductions for Class A shares than for Class B shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of these potential reductions when you are deciding which share class to buy.

Class A Share Reductions:


* You pay no sales charges on Fund shares you buy with reinvested distributions.

* You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.

* By signing a Letter of Intent (LOI), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

* Rights of Accumulation (ROA) allow you to combine the amount you invest with the total NAV of shares you own in other Stagecoach front-end load Funds in order to reach breakpoint levels for a reduced load. We give you a discount on the entire amount of the investment that puts you over the breakpoint level.

* If you are reinvesting the proceeds of a Stagecoach Fund redemption for shares on which you have already paid a front-end sales charge, you have 120 days to reinvest the proceeds of that redemption with no sales charge into a Fund that charges the same or a lower front-end sales charge. If you use such a redemption to purchase shares of a Fund with a higher front-end sales charge, you will have to pay the difference between the lower and higher charge.

* You may reinvest into a Stagecoach Fund with no sales charge a required distribution from a pension, retirement, benefits, or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the last 30 days.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.


                                    Stagecoach Equity Index Fund Prospectus   15

--------------------------------------------------------------------------------

You, or your fiduciary or trustee, may also tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

* a family unit, consisting of a husband and wife and children under the age of twenty-one or single trust estate;

* a trustee or fiduciary purchasing for a single fiduciary relationship; or

* the members of a "qualified group" which consists of a "Company" (as defined in the 1940 Act), and related parties of such a "Company", which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

  ------------------------------------------------------------------------------
  How a Letter of Intent Can Save You Money!

  If you plan to invest, for example, $100,000 in the Equity Index Fund in installments over the next year, by signing a letter of intent you would pay only a 3.50% sales load on the entire purchase. Otherwise, you might pay 5.25% on the first $50,000, then 4.50% on the next $49,999!
  ------------------------------------------------------------------------------


16   Stagecoach Equity Index Fund Prospectus

Reduced Sales Charges
--------------------------------------------------------------------------------

Class B Share CDSC Reductions:

* You pay no CDSC on Funds shares you purchase with reinvested distributions.

* We waive the CDSC for all redemptions made because of scheduled or mandatory distributions for certain retirement plans. (See your retirement plan disclosure for details.)

* We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)

* We waive the CDSC for redemptions made at the direction of Stagecoach Funds in order to, for example, complete a merger or close an account whose value has fallen below the minimum balance.

Waivers for Certain Parties

If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher on-going expenses. The following people can buy Class A shares at NAV:

*       Current and retired employees, directors and officers of:

        *       Stagecoach Funds and its affiliates;

        *       Wells Fargo Bank and its affiliates;

        *       Stephens Inc. and its affiliates; and

        *       Broker-Dealers who act as selling agents.

* The spouses of any of the above, as well as the grandparents, parents, siblings, children, grandchildren, aunts, uncles, nieces, nephews, fathers-in-law, mothers-in-law, brothers-in-law and sisters-in-law of either the spouse or the current or retired employee, director or officer.

You may also buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension or investment wrap accounts with whom Stagecoach Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker/dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts". If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. These directions may supercede the terms and conditions discussed here.


                                    Stagecoach Equity Index Fund Prospectus   17

Your Account
--------------------------------------------------------------------------------

This section tells you how to open an account and how to buy, sell or exchange Fund shares once your account is open.

You can buy Fund shares:

* By opening an account directly with the Fund (simply complete and return a Stagecoach Funds application with proper payment);

*        Through a brokerage account with an approved selling agent; or

* Through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

Minimum Investments:

*        $1,000 per Fund minimum initial investment; or

* $100 per Fund minimum initial investment if you use the AutoSaver option.

*        $100 per Fund for all investments after your first.

* We may waive the minimum for Funds you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the Securities and Exchange Commission. Check the specific disclosure statements and applications for the program through which you intend to invest.


18   Stagecoach Equity Index Fund Prospectus

Your Account
--------------------------------------------------------------------------------

Important Information:

* Read this Prospectus carefully. Discuss any questions you have with your Selling Agent. You may also ask for copies of the Statement of Additional Information and Annual Report. Copies are available free of charge from your Selling Agent or by calling 1-800-222-8222.

* We process requests to buy or sell shares each business day as of the close of regular trading on the New York Stock Exchange, which is usually 1:00 PM Pacific Time. Any request we receive in proper form before the close of regular trading on the New York Stock Exchange is processed the same day. Requests we receive after the close are processed the next business day.

* As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

* We determine the Net Asset Value (NAV) of each class of the Fund's shares each business day as of the close of regular trading on the New York Stock Exchange. We determine the NAV by subtracting the Fund class' liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. The Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.

* We will process all requests to buy and sell shares of the first NAV calculated after the request and proper form is received.

* You may have to complete additional paperwork for certain types of account registrations, such as a Trust. Please speak to Stagecoach Investor Services (1-800-222-8222) if you are investing directly with Stagecoach Funds, or speak to your selling agent if you are buying shares through a brokerage account.

* Once an account has been opened, you can add additional Funds under the same registration without requiring a new application.

* We reserve the right to cancel any purchase order or delay redemption if your check does not clear.


                                    Stagecoach Equity Index Fund Prospectus   19

--------------------------------------------------------------------------------
How to Buy Shares

The following section explains how you can buy shares directly from Stagecoach Funds. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

===============================================================================
By Mail
===============================================================================
If you are buying shares for the first time:
-------------------------------------------------------------------------------
Complete a Stagecoach Funds application. Be sure to
indicate the Fund name and the share class into
which you intend to invest.                                 Mail to:
                                                            Stagecoach Funds
Enclose a check for at least $1,000 made out in the         PO Box 7066
full name and share class of the Fund. For example,         San Francisco, CA
"Stagecoach International Equity Fund, Class B".            94120-9201

You may start your account with $100 if you elect
the AutoSaver option on the application.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
If you are buying additional shares:
-------------------------------------------------------------------------------
Make a check payable to the full name and share             Mail to:
class of your Fund for at least $100. Be sure to            Stagecoach Funds
write your account number on the check as well.             PO Box 7066
                                                            San Francisco, CA
Enclose the payment stub/card from your statement           94120-9201
if available.
-------------------------------------------------------------------------------

===============================================================================
By Wire
===============================================================================
If you are buying shares for the first time:
-------------------------------------------------------------------------------
If you do not currently have an account, complete
a Stagecoach Funds application. You must wire at            Mail to:
least $1,000. Be sure to indicate the Fund name             Stagecoach Funds
and the share class into which you intend to invest.        PO Box 7066
                                                            San Francisco, CA
Mail the completed application.                             94120-9201
                                                            Fax to:
You may also fax the completed application (with            1-415-546-0280
original to follow)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
If you are buying additional shares:
-------------------------------------------------------------------------------
Instruct your wiring bank to transmit         Wire to:
at least $100 according to the instructions   Wells Fargo Bank, N.A.
given to the right. Be sure to have the       San Francisco, California
wiring bank include your current account      Bank Routing Number: 121000248
number and the name your account is           Wire Purchase Account Number:
registered in.                                4068-000587
                                              Attention:  Stagecoach Funds
                                              (Name of Fund and Share Class)
                                              Account Name: (Registration Name
                                              Indicated on Application)
-------------------------------------------------------------------------------


20   Stagecoach Equity Index Fund Prospectus

Your Account
--------------------------------------------------------------------------------

================================================================================
By Phone
================================================================================
if you are buying shares for the first time:
--------------------------------------------------------------------------------
You can only make your first purchase of a
Fund by phone if you already have an existing
Stagecoach Account.                                         Call:
                                                            1-800-222-8222
Call Investor Services and instruct the
representative to either:

*  transfer at least $1,000 from a linked
   settlement account, or
*  exchange at least $1,000 worth of shares
   from an existing Stagecoach Fund. Please
   see "Exchanges" for special rules.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
If you are buying additional shares:
--------------------------------------------------------------------------------
Call Investor Services and instruct the representative to either:

*  transfer at least $100 from a linked                     Call:
   settlement account, or                                   1-800-222-8222
*  exchange at least $100 worth of shares
   from another Stagecoach Fund.
--------------------------------------------------------------------------------

Selling Shares

The following section explains how you can sell shares held directly through an account with Stagecoach Funds by mail or telephone. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

================================================================================
By Mail
================================================================================
Write a letter stating your account
registration, your account number, the
Fund you wish to redeem and the dollar
amount ($100 or more) of the redemption
you wish to receive (or write "Full Redemption").

Make sure all the account owners sign the request.

You may request that redemption proceeds be sent            Mail to:
to you by check, by ACH transfer into a bank                Stagecoach Funds
account, or by wire ($5,000 minimum). Please                PO Box 7066
call Investor Services regarding requirements               San Francisco, CA
for linking bank accounts or for wiring funds.              94120-9201
We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

Signature Guarantees are required for mailed
redemption requests over $5,000. You can get
a signature guarantee at financial institutions
such as a bank or brokerage house. We do not
accept notarized signatures.
--------------------------------------------------------------------------------


                                    Stagecoach Equity Index Fund Prospectus   21

--------------------------------------------------------------------------------

================================================================================
By Phone
================================================================================
Call Investor Services to request a
redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

You may request that redemption proceeds
be sent to you by check, by transfer into                   Call:
an ACH-linked bank account, or by wire                      1-800-222-8222
($5,000 minimum). Please call Investor
Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

Telephone privileges are automatically made available to you unless you specifically decline them on your application or subsequently in writing.

Phone privileges allow us to accept transaction
instructions by anyone representing themselves
as the shareholder and who provides reasonable
confirmation of their identity, such as
providing the Taxpayer Identification Number
on the account. We will not be liable for any
losses incurred if we follow telephone
instructions we reasonably believe to be genuine.
--------------------------------------------------------------------------------

================================================================================
General Notes for Selling Shares
================================================================================
We will process all requests to sell shares at  the first NAV calculated after a request in proper form is received. Requests received before the close of trading on the New York Stock Exchange are processed the same business day.
--------------------------------------------------------------------------------
We determine the NAV each day as of the close of the New York Stock
Exchange, which is generally 1:00 PM Pacific Time.
--------------------------------------------------------------------------------
Your redemptions are net of any applicable CDSC.
--------------------------------------------------------------------------------
If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There maybe special requirements that supercede the directions in this Prospectus.
--------------------------------------------------------------------------------
We reserve the right to delay payment of a redemption for up to ten days so that we may be reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.
--------------------------------------------------------------------------------
Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing share-
holder to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.
--------------------------------------------------------------------------------


22   Stagecoach Equity Index Fund Prospectus

Exchanges
--------------------------------------------------------------------------------

Exchanges between Stagecoach Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

* You should carefully read the Prospectus for the Fund into which you wish to exchange.

* Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.

* If you exchange between Class A shares, you will have to pay any difference between a load you have already paid and the load you are subject to in the new Fund (less the difference between any load already paid under the maximum 3% load schedule and the maximum 4.5% schedule).

* If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

* Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

* If you are exchanging from a higher-load Fund to a lower or no-load Fund, then back to the higher load, it is up to you to inform Stagecoach Funds that you have already paid the higher load.

* Exchanges between Class B shares or between Class B shares and a Stagecoach Money Market Fund will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. This also applies to exchanges of Class A shares that are subject to a CDSC.

* Exchanges from any share class to a Money Market Fund can only be re-exchanged for the original share class.

* In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.

* You may make exchanges between like share classes. You may also exchange between A or B share classes and non-institutional class shares of a Money Market Fund.


                                    Stagecoach Equity Index Fund Prospectus   23

Additional Services and Other Information
--------------------------------------------------------------------------------

Automatic Programs:

These programs help you conveniently purchase or redeem shares each month:

* AutoSaver Plan - you need only specify an amount of at least $100 and a day of the month. We will automatically transfer that amount from your linked bank account each month to purchase additional shares. We will transfer the amount on or about the day you specify, or on or about the 20th of each month if you have not specified a day. Please call Stagecoach Investor Services at 1-800-222-8222 if you wish to change or add linked accounts.

* Systematic Withdrawal Program - Stagecoach will automatically redeem enough shares to equal a specified dollar amount of at least $100 on or about the fifth business day prior to the end of each month and either send you the proceeds by check or transfer it into your linked bank account. In order to set up a Systematic Withdrawal Program, you:

         *       must have a Fund account valued at $10,000 or more;

         *       you must have distributions reinvested; and

         *       may not simultaneously participate in an AutoSaver Plan.

It generally takes about ten days to set up either plan once we have received your instructions. It generally takes about five days to change or cancel participation in either plan. We automatically cancel your program if the linked account you specified is closed.

Dividend and Capital Gain Distribution Options

You may choose to do any of the following:

* Automatic Reinvestment Option - Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another plan.

* Fund Purchase Plan - Uses your distributions to buy shares at NAV of another Stagecoach Fund of the same share class or a Money Market Fund. You must have already satisfied the minimum investment requirements of the Fund into which your distributions are being transferred in order to participate.

* Automatic Clearing House Option - Deposits your dividends and capital gains into any bank account you link to your Fund account if it is part of the ACH system. If your specified bank account is closed, we will reinvest your distributions.


24   Stagecoach Equity Index Fund Prospectus

Additional Services and Other Information
--------------------------------------------------------------------------------

* Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

  ------------------------------------------------------------------------------
  Two Things to Keep In Mind About Distributions

  Remember, distributions have the effect of reducing the NAV per share by the amount distributed. Also, distributions on new shares shortly after purchase would be in effect a return of capital, although the distribution may still be taxable to you.
  ------------------------------------------------------------------------------

Taxes

The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Fund and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you net investment income and net short-term capital gains earned by the Fund as dividend distributions. These are taxable to you as ordinary income.

We will pass on to you any net capital gains earned by the Fund as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains and are taxable when paid. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you as to the status of your Fund distributions.

Your redemptions, including exchanges, will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares and the amount you paid for them. Foreign shareholders may be subject to different tax treatment, including withholding. In certain circumstances, U.S. residents will be subject to back-up withholding.

If more than 50% of the Fund's total assets at the close of its taxable year consist of stock or securities of non-U.S. issuers, the Fund will be eligible to file an election with the Internal Revenue Service. Pursuant to this election, and


                                    Stagecoach Equity Index Fund Prospectus   25

--------------------------------------------------------------------------------

subject to qualifications, you must include in your gross income for federal tax purposes your pro rata portion of foreign withholding and other taxes paid by the Fund. In computing your federal income taxes, you must either claim such pro rata portion as a deduction or a foreign tax credit. We expect the Fund will be eligible for, and will make, this election because of its substantial investment in stocks and securities of non-U.S. issuers.

Share Class - This Prospectus contains information about Class A and Class B shares. The Fund may offer additional share classes with different expenses and returns than those described here. Call Stephens Inc. at 1-800-643-9691 for information on these or other investment options in Stagecoach Funds.

Conversion of Class B shares - We will convert Class B shares into Class A shares at the month end following the six-year anniversary of their original purchase. This is done to avoid the higher on-going Rule 12b-1 fees assessed to Class B shares. The conversion is done at NAV and, since it is unlikely that Class A and Class B shares of the Fund will have the same NAV on a given date, the conversion is on a dollar-value basis, not a share-for-share basis.

Minimum Account Value - Due to the expense involved in maintaining low-balance accounts, we reserve the right to close accounts that have fallen below the $1,000 minimum balance due to redemptions (as opposed to market conditions). You will be given an opportunity to make additional investments to prevent account closure before any action is taken.

Statements - We mail statements after any account activity, including transactions, dividends or capital gains, and at year-end. We do not send statements for Funds held in brokerage, retirement or other similar accounts. You must check with the administrators of these accounts for statement policies. The Fund will also send any necessary tax reporting documents in January, and will send Annual and Semi-Annual Reports each year.

Dealer Concessions and Rule 12b-1 fees - Stephens Inc., as the Fund's distributor, will pay the portion of the Class A share sales charge shown as the dealer allowance to the selling agent, if any. Stephens Inc. also compensates selling agents for the sale of Class B shares and is reimbursed through Rule 12b-1 fees and contingent deferred sales charges. Selling agents may receive different compensation for sales of Class A and Class B shares of the Fund.

Statement of Additional Information - Additional information about some of the topics discussed in this Prospectus as well as details about performance calculations, distribution plans, servicing plans, tax issues and other important issues are available in the Statement of Additional Information for


26   Stagecoach Equity Index Fund Prospectus

Additional Services and Other Information
--------------------------------------------------------------------------------

the Fund. The Statement of Additional Information should be read along with this Prospectus and may be obtained free of charge by calling Investor Services at 1-800-222-8222.

Glass-Steagall Act - Morrison & Foerster LLP, counsel to the Fund and special counsel to Wells Fargo Bank, has advised us and Wells Fargo Bank that Wells Fargo Bank and its affiliates may perform the services contemplated by the Advisory Contracts and detailed in this Prospectus and the Statement of Additional Information without violation of the Glass-Steagall Act. Counsel has pointed out that future judicial or administrative decisions, or future federal or state laws may prevent these entities from continuing in their roles.

Voting Rights - All shares of the Fund have equal voting rights and are voted in the aggregate, rather than by series or class, unless the matter affects only one series or class. A shareholder of record is entitled to one vote for each share owned and fractional votes for each fractional share owned. For a detailed description of voting rights, see the "Capital Stock" section of the Statement of Additional Information.


                                    Stagecoach Equity Index Fund Prospectus   27

Organization and Management of the Fund
--------------------------------------------------------------------------------

A number of different entities provide services to the Fund. This section shows how the Fund is organized, the entities that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Stagecoach

The Fund is one of 32 Funds of Stagecoach Funds, Inc., an open-end management investment company. Stagecoach was organized on September 9, 1991 as a Maryland Corporation.

The Board of Directors of Stagecoach supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the following diagram. If the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.

We do not hold annual shareholder meetings. We may hold special shareholder meetings to ask shareholders to vote on items such as electing or removing board members or amending fundamental investment strategies or policies.

In the following sections, the percentages shown are the percentages of the average daily net assets of the Fund class on an annual basis for the services described. The Statement of Additional Information has more detailed information about the Investment Advisor and the other service providers and plans described here.


28   Stagecoach Equity Index Fund Prospectus

--------------------------------------------------------------------------------

                                 Shareholders
-------------------------------------------------------------------------------------
                  Financial Services Firms and Selling Agents
--------------------------------------------------------------------------------------
     Advise current and prospective shareholders on their Fund investments
=======================================================================================
                                            Transfer and
 Distributor &                           Dividend Disbursing             Shareholder
Co-administrator       Administrator           Agent                   Servicing Agents
========================================================================================
Stephens Inc.            Wells Fargo Bank     Wells Fargo Bank         Various Agents
111 Center St.           525 Market St.       525 Market St.
Little Rock, AR          San Francisco, CA    San Francisco, CA

Markets the Fund,        Manages the Fund's   Maintains records of     Provide services
distributes shares,      business activities  shares and supervises    to customers
and manages the Fund's                        the paying of dividends
business activities
----------------------------------------------------------------------------------------
========================================================================================
              Investment Advisor                            Custodian
========================================================================================
Wells Fargo Bank, 525 Market St.,                  Wells Fargo Bank, 525 Market St.,
San Francisco, CA                                  San Francisco, CA

Manages the Fund's investment activities           Provides safekeeping for the Fund's
                                                   assets
----------------------------------------------------------------------------------------
========================================================================================
                                Investment Sub-Advisor
========================================================================================
           Barclay's Global Fund Advisors, 45 Fremont Street, San Francisco, CA
                        Manages the Fund's investment activities
----------------------------------------------------------------------------------------
========================================================================================
                                 Board of Directors
========================================================================================
                           Supervises the Fund's activities
----------------------------------------------------------------------------------------

The Investment Advisor

Wells Fargo Bank is the advisor for the Fund. Wells Fargo Bank, founded in 1852, is the oldest bank in the Western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of August 1, 1997 Wells Fargo Bank and its affiliates managed over $57 billion in assets. The Fund paid Wells Fargo Bank the following for advisory services (after fee waivers) for the fiscal period ended March 31, 1997:

--------------------------------------------------------------------------------
                                                                       Class A
--------------------------------------------------------------------------------
Equity Index Fund                                                       .46%
--------------------------------------------------------------------------------


                                    Stagecoach Equity Index Fund Prospectus   29

Organization and Management of the Fund
--------------------------------------------------------------------------------

The Sub-Advisor

Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors and an indirect subsidiary of Barclays Bank PLC, is the sub-advisor for the Fund. BGFA was created from the reorganization of Wells Fargo Nikko Investment Advisors, a former affiliate of Wells Fargo Bank. As of September 30, 1997, BGFA managed or provided investment advice for assets aggregating in excess of $495 billion. For its sub-advisory services, BGFA is entitled to receive from Wells Fargo Bank .02% of the Fund's assets up to $500 million and .01% of the Fund's assets in excess of $500 million. The Fund paid BGFA the following for sub-advisory services for the fiscal period ended March 31, 1997:

--------------------------------------------------------------------------------
                                                                       Class A
--------------------------------------------------------------------------------
Equity Index Fund                                                       .09%
--------------------------------------------------------------------------------

The Administrator

Wells Fargo Bank is the administrator of the Fund.  Wells Fargo Bank is paid
 .04% of the Fund's assets for this service.

The Distributor and Co-Administrator

Stephens Inc. is the Fund's distributor and co-administrator. Stephens Inc. receives .02% of the Fund's assets for its role as co-administrator. Stephens Inc. also receives all loads, CDSCs and distribution plan fees. It uses a portion of these amounts to compensate selling agents for their role in marketing the Fund's shares.

We have adopted a distribution plan for Class B of the Fund. This plan is used to pay for distribution-related services, including on-going compensation to selling agents. The Fund may participate in joint distribution activities with other Stagecoach Funds. The cost of these activities is generally allocated among the Funds. Funds with higher asset levels pay a higher proportion of these costs. The fee paid under this plan is .75%.

Shareholder Servicing Plan

We have Shareholder Servicing Plans for the Fund. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services.

For these services the Fund pays as follows:

--------------------------------------------------------------------------------
                                                       Class A     Class B
--------------------------------------------------------------------------------
Equity Index Fund                                        .25%      .25%

--------------------------------------------------------------------------------


30   Stagecoach Equity Index Fund Prospectus

How to Read the Financial Highlights
--------------------------------------------------------------------------------

After the description of the Fund there is a chart showing important financial information about the Fund. The chart is called "Financial Highlights" and is designed to help you understand the past performance of the Fund. The Financial Highlights, except as indicated, were audited by KPMG Peat Marwick LLP. The financial statements are included in the Fund's most recent Annual Report and are available free of charge by calling 1-800-222-8222. Other auditors audited statements for periods prior to January 1, 1992.

Here is an explanation of some terms that will help you read these charts.

Net Asset Value (NAV) - The net value of one share of a class of the Fund. See the Glossary for a fuller definition.

Net Investment Income - Net investment income is calculated by subtracting the aggregate Fund expenses from the Fund's investment income. The number in the financial highlights is the net investment income of a class divided by the number of outstanding shares of that class. The amount distributed to shareholders is listed under the heading "Less Distributions-Dividends from Net Investment Income."

Net Realized and Unrealized Gain (Loss) on Investments - We continually buy and sell investments. The profit on an investment sold for more than its purchase price is a realized capital gain while a loss on an investment sold for less than its purchase price is a realized capital loss. An unrealized gain or loss occurs when an investment gains or loses value but is not sold. The amount of capital gain or loss per share that was paid to shareholders is listed under the heading "Less Distributions-Distributions From Net Realized Gains."

Net Assets - The value of the investments in the Fund's portfolio (after accounting for expenses) that are attributable to a particular class of the Fund.

Ratio of Expenses to Average Net Assets - This ratio reflects the amount paid by the Fund to cover the costs of its daily operations, and includes advisory, administration and other operating expenses. It is expressed as a percentage of the average daily net assets of a class.

Ratio of Net Investment Income (Loss) to Average Net Assets - This ratio is the result of dividing net investment income (or loss) by average net assets.


                                    Stagecoach Equity Index Fund Prospectus   31

--------------------------------------------------------------------------------

Average Commission Rate Paid - The average brokerage commission paid by a Fund when it buys or sells shares of securities. The rate is expressed on a per share basis and the amount paid may vary depending upon trading practices or other conditions. This information is required only for fiscal years beginning after September 1, 1995.

Portfolio Turnover - Portfolio turnover reflects the trading activity in the Fund's portfolio and is expressed as a percentage of a Fund's investment portfolio. For example, a 50% portfolio turnover has sold and bought half of its investment portfolio during the given period.

Total Return - The annual return on an investment, including any appreciation or decline in share value, assumes reinvestment of all dividends and capital gains, reflects fee waivers and excludes sales loads.


32   Stagecoach Equity Index Fund Prospectus

Glossary
--------------------------------------------------------------------------------

ACH

Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

American Depository Receipts (ADRs)

Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies.

Annual Report

A document that provides certain financial and other information for the most recent reporting period and the Fund's portfolio of investments.

Business Day

Any day the New York Stock Exchange is open is a business day for the Fund.

Capital Appreciation

The increase in the value of a security. See also "total return".

Capitalization

When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is an accepted method of determining a company's size and is sometimes referred to as "market capitalization".

Capital Structure

Refers to how a company has raised money to operate. Can include, for example, borrowing or selling stock.

Convertible Debt Securities

Bonds or notes that are exchangeable for equity securities at a set price on a set date or at the election of the holder.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth. See also "Total Return".

Derivatives

Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions

Dividends and/or capital gains paid by a Fund on its shares.


                                    Stagecoach Equity Index Fund Prospectus   33

Glossary
--------------------------------------------------------------------------------

Diversified

A diversified fund, as defined by the Investment Company Act, is one that invests in cash, Government securities, other investment companies, and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund's total assets.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Interest Rate Futures

The agreement to buy or sell a finance instrument or cash at a particular time and price based on movements in interest rate. Unlike Options, in which the holder may or may not execute the right, a futures contract must be fulfilled.

Interest Rate Swaps

Involve the exchange between parties of their respective commitments to pay or receive interest.

Interest Swaps

The exchange with another party of cash flows based on the performance of an index of securities or a portion of an index that usually includes dividends or income.

Liquidity

The ability to readily sell a security at its fair price.

Net Asset Value (NAV)

The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Fund, and is determined as of the close of regular trading on each business day the New York Stock Exchange is open, typically 1:00 p.m. Pacific Time.

Non-Diversified

Any fund that does not have a policy as described under "Diversified" in this Glossary.


34   Stagecoach Equity Index Fund Prospectus

--------------------------------------------------------------------------------

Options

An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options can also be based on the movement of an index such as the S&P 500.

Public Offering Price (POP)

The NAV with the sales load added.

Repurchase Agreements

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A person who has an agreement with the Fund's distributor that allows them to sell a Fund's shares.

Shareholder Servicing Agent

An entity appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P 500 Index

An unmanaged Index of Stocks comprised of 500 companies, including industrial, financial, utility and transportation companies.

Statement of Additional Information

A document that supplements the disclosures made in the Prospectus.

Stock Index Futures & Options on Stock Index Futures

A Stock Index Future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

Taxpayer Identification Number

Usually the social security number for an individual or the Employer Identification Number for a corporation.


                                    Stagecoach Equity Index Fund Prospectus   35

Glossary
--------------------------------------------------------------------------------

Total Return

The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Fund.

Turnover Ratio

The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


36   Stagecoach Equity Index Fund Prospectus

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--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

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

        ------------------------------------------------------------------------

        STAGECOACH FUNDS/R/

        You may wish to review the following documents:

        Statement of Additional Information supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

        Annual/Semi-Annual Report
        provides certain financial and other important information for the most recent reporting period and the Fund's portfolio of investments.

        These are available free of
        charge by calling

        1-800-222-8222, or from

        Stagecoach Funds
        PO Box 7066
        San Francisco, CA
        94120-7066





        ========================================================================
                STAGECOACH FUNDS:
        ------------------------------------------------------------------------
                *  are not insured by the FDIC
                * are not obligations or deposits of Wells Fargo Bank, nor guaranteed by the Bank
                * involve investment risk, including possible loss of principal.

        ========================================================================

        [LOGO OF RECYCLED PAPER]                                 SC IX P (12/97)
        Printed on Recycled Paper

        ------------------------------------------------------------------------

                           STAGECOACH FUNDS, INC.
                          Telephone: 1-800-222-8222
                     STATEMENT OF ADDITIONAL INFORMATION
                           Dated February 17, 1998
                              EQUITY INDEX FUND
                             CLASS A AND CLASS B

     Stagecoach Funds, Inc. (the "Company") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains information about a fund in the Stagecoach Family of Funds (the "Fund") the EQUITY INDEX FUND. This SAI relates to the Fund's Class A and Class B shares.

     This SAI is not a Prospectus and should be read in conjunction with the Fund's Prospectus, dated December 15, 1997. All terms used in this SAI that are defined in the Prospectus have the meaning assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by writing Stephens Inc. ("Stephens"), the Company's sponsor, co-administrator and distributor, at 111 Center Street, Little Rock, Arkansas 72201, or by calling the Transfer Agent at 1-800-222-8222.

                              TABLE OF CONTENTS

                                                  Page
                                                  ----
Historical Fund Information.....................     1
Investment Restrictions.........................     1
Additional Permitted Investment Activities......     3
Risk Factors....................................    15
Management......................................    17
Performance Calculations........................    26
Determination of Net Asset Value................    31
Additional Purchase and Redemption Information..    31
Portfolio Transactions..........................    32
Fund Expenses...................................    34
Federal Income Taxes............................    34
Capital Stock...................................    41
Other...........................................    42
Independent Auditors............................    42
Financial Information...........................    42
Appendix........................................   A-1

                         HISTORICAL FUND INFORMATION

     The Class A shares of the Equity Index Fund commenced operations on January 1, 1992, as successor to the Corporate Stock Fund of the Wells Fargo Investment Trust for Retirement Programs. The predecessor Fund's commencement of operations was January 25, 1984. During the period from April 28, 1996 to December 12, 1997, the Fund invested all of its assets in a Master Portfolio with a corresponding investment objective. Prior to December 12, 1997, the Equity Index Fund was known as the "Corporate Stock Fund."

     The Class B shares of the Fund commenced operations on February 18, 1997.


                            INVESTMENT RESTRICTIONS


     Fundamental Investment Policies
     -------------------------------

     The Fund has adopted the following investment restrictions, all of which are fundamental policies; that is, they may not be changed without approval by the vote of the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of the Fund.

The Fund may not:

     (1) purchase the securities of issuers conducting its principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of its total assets, provided that there is no limitation with respect to investments in (i) obligations of the United States Government, its agencies or instrumentalities and (ii) any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period; and provided further, that the Fund may invest all of its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph (1);

     (2) purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

     (3) purchase or sell commodities or commodity contracts; except that the Fund may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices, and may participate in interest rate and index swaps;

     (4) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

     (5) purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices) or make short sales of securities;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting; and provided further, that the purchase by the Fund of securities issued by a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund shall not constitute an underwriting for purposes of this paragraph (6);

     (7) make investments for the purpose of exercising control or management;

     (8) issue senior securities, except to the extent the activities permitted in Investment Restrictions Nos. 3 and 5 may be deemed to give rise to a senior security but do not violate the provisions of section 18 of the 1940 Act, and except that the Fund may borrow up to 20% of the current value of the Fund's net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of the Fund's net assets (but investments may not be purchased by the Fund while any such outstanding borrowings exceed 5% of the Fund's net assets);

     (9) write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the Fund may engage in options transactions to the extent permitted in Investment Restrictions Nos. 3 and 5, and except that the Fund may purchase securities with put rights in order to maintain liquidity; nor

     (10) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that the Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph (10).

     The Fund may make loans in accordance with its investment policies.

     As a fundamental policy, the Fund may invest, notwithstanding any other investment restrictions (whether or not fundamental), all of its assets in the securities of a single open-end, management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund. A decision to so invest all of its assets may, depending on the circumstances applicable at the time, require approval of shareholders.

     Non-Fundamental Investment Policies
     -----------------------------------

     The Fund has adopted the following non-fundamental policies which may be changed by a majority vote of the Board of Directors of the Company at any time and without shareholder approval.

     (1) The Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company, and (iii) 10% of such Fund's net assets in the aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

     (2) The Fund may not invest more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) The Fund may invest up to 25% of its net assets in securities of foreign governmental and foreign private issuers that are denominated in and pay interest in U.S. dollars.

     (4) The Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.


                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

     Set forth below are descriptions of certain investments and additional investment policies for the Fund.

     Convertible Securities
     ----------------------

     The Fund may invest in convertible securities that provide current income and are issued by companies with the characteristics described above for the Fund and that have a strong earnings and credit record. The Fund may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates. At most, 5% of the Fund's net assets will be invested, at the time of purchase, in convertible securities that are not rated in the four highest rating categories by one or more NRSROs, such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Group ("S&P"), or unrated but determined by the Advisor to be of comparable quality.

     Corporate Reorganizations
     -------------------------

     The Fund may invest in securities for which a tender or exchange offer has been made or announced, and in securities of companies for which a merger, consolidation, liquidation or similar reorganization proposal has been announced if, in the judgment of Wells Fargo Bank, there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short term nature of such transactions. The principal risk associated with such investments is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Fund may sustain a loss.

     Custodial Receipts for Treasury Securities
     ------------------------------------------

     The Fund may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors. Investments by the Fund in such participations will not exceed 5% of the value of the Fund's total assets.

     Derivatives
     -----------

     Some of the permissible investments described herein are considered "derivative" securities because their value is derived, at least in part, from the price of another security or a specified asset, index or rate. For example, the futures contracts and options on futures contracts that the Fund may purchase are considered derivatives. The Fund may only purchase or sell these contracts or options as substitutes for comparable market positions in the underlying securities. Also, asset-backed securities issued or guaranteed by U.S. Government agencies or instrumentalities and certain floating- and variable-rate instruments can be considered derivatives. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms.

     Wells Fargo Bank and BGFA use a variety of internal risk management procedures to ensure that derivatives use is consistent with the Fund's investment objective, does not expose the Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the Board of Trustees concerning the use of derivatives.

     The use of derivatives by the Fund also is subject to broadly applicable investment policies. For example, the Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may the Fund use certain derivatives without establishing adequate "cover" in compliance with Securities and Exchange Commission rules limiting the use of leverage.

     Floating- and Variable-Rate Instruments
     ---------------------------------------

     The Fund may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. The floating- and variable-rate instruments that the Fund may purchase include certificates of participation in such instruments. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     Foreign Currency Transactions
     -----------------------------

     If the Fund enters into a foreign currency transaction or forward contract, the Fund deposits, if required by applicable regulations, in a segregated account of the Fund an amount at least equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities are placed in the account so that the value of the account equals the amount of the Fund's commitment with respect to the contract.

     At or before the maturity of a forward contract, the Fund either may sell a portfolio security and make delivery of the currency, or may retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund obtains, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, incurs a gain or a loss to the extent that movement has occurred in forward contract prices.
Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The cost to the Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved. Wells Fargo Bank or BGFA, as appropriate, considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions. The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. If a devaluation generally is anticipated, the Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

     The purchase of options on currency futures allows the Fund, for the price of the premium it must pay for the option, to decide whether or not to buy (in the case of a call option) or to sell (in the case of a put option) a futures contract at a specified price at any time during the period before the option expires.

     Foreign Obligations and Securities
     ----------------------------------

     The Fund may invest up to 25% of its assets in high-quality, short-term debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars, and similar obligations of foreign governmental and private issuers. The Fund also may invest in foreign securities through American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

     Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     Forward Commitments, When-Issued Purchases and Delayed-Delivery
     ---------------------------------------------------------------
Transactions
------------

     The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Fund will generally purchase securities with the intention of acquiring them, the Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the advisor. Securities purchased on a when-issued or forward commitment basis may expose the relevant Fund to risk because they may experience price fluctuations prior to their actual delivery. Purchasing securities on a when-issued or forward commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.

     The Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

     Futures Contracts and Options Transactions
     ------------------------------------------

     In General. The Fund may engage in futures and options transactions as discussed below. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity of financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the only credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).

     The Fund may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange.

     The Fund's futures transactions must constitute permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission. In addition, the Fund may not engage in futures transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired options on futures contracts, other than those contracts entered into for bona fide hedging purposes, would exceed 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts; provided, however, that in the case of an option on a futures contract that is in-the money at the time of purchase, the in-the money amount may be excluded in calculating the 5% liquidation amount. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission ("SEC"), the Fund may be required to segregate cash, U.S. Government obligations or other high-quality debt instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying commitment.

     Initially, when purchasing or selling futures contracts the Fund will be required to deposit with its custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

     Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subject the Fund to substantial losses. If it is not possible, or the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e. seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.

     The Fund may enter into futures contracts and may purchase and write options thereon. Upon the exercise, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value of the Fund.

     Options. The Fund may purchase or sell options on individual securities or options on indices of securities as described below. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

     The Fund may engage in unlisted over-the-counter options with broker/dealers deemed creditworthy by the advisor. Closing transactions for such options are usually effected directly with the same broker/dealer that effected the original option transaction. The Fund bears the risk that the broker/dealer will fail to meet its obligations. There is no assurance that a liquid secondary trading market exists for closing out an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to perform in connection with the purchase or sale of options.

     Stock Index Options. The Fund may purchase call and put options and write covered call options on stock indices listed on national securities exchanges or traded in the over-the-counter market to the extent of 15% of the value of its net assets. The Fund may purchase and write (i.e., sell) put and call options on stock indices as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes in the market values of the stocks included in the index. The aggregate premiums paid on all options purchased may not exceed 20% of the Fund's total assets and the value of the options written may not exceed 10% of the value of the Fund's total assets.

     The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock.

     When the Fund writes an option on a stock index, the Fund will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

     Stock Index Futures and Options on Stock Index Futures. The Fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

     Interest-Rate Futures Contracts and Options on Interest-Rate Futures Contracts. The Fund may invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. The Fund may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest rate futures and price movements in the Fund's portfolio securities which are the subject of the transaction.

     Interest-Rate and Index Swaps. The Fund may enter into interest-rate and index swaps in pursuit of its investment objective. Interest-rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Fund will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The use of interest-rate and index swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the Fund These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case the Fund may not receive net amount of payments that the Fund contractually is entitled to receive. The Fund may invest up to 10% of its respective net assets in interest-rate and index swaps.

     Future Developments. The Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund.

Before entering into such transactions or making any such investment, the Fund would provide appropriate disclosure in its Prospectus or this SAI.

     Loans of Portfolio Securities
     -----------------------------

     The Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government obligations or other high-quality debt instruments equal to at least 100% of the current market value of the securities loan (including accrued interest thereon) plus the interest payable to such Fund with respect to the loan is maintained with the Fund. In determining whether to lend a security to a particular broker, dealer or financial institution, Wells Fargo Bank will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer, or financial institution. Any loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or
part of the value of the loaned securities.   Any securities that the Fund may
receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. The Fund will not lend securities having a value that exceeds one third of the current value of its total assets. Loans of securities by the Fund will be subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Company, its Advisor, or its Distributor.

     Other Investment Companies
     --------------------------

     The Fund may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company and (iii) 10% of such Fund's net assets in aggregate. Other investment companies in which the Fund invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

     Pass-Through Obligations
     ------------------------

     The Fund may invest in pass-through obligations that are supported by the full faith and credit of the U.S. Government (such as those issued by the Government National Mortgage Association) or those that are guaranteed by an agency or instrumentality of the U.S. Government or government-sponsored enterprise (such as the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation) or bonds collateralized by any of the foregoing.

     Privately Issued Securities
     ---------------------------

     The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued or Rule 144A Securities that are determined by the investment advisor to be "illiquid" are subject to each Fund's policy of not investing more than 15% of its net assets in illiquid securities.

     The Company's investment advisor, pursuant to guidelines established by the Board of Directors of the Company will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by the Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security;
(2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer). The Fund does not intend to invest more than 15% of its net assets in privately issued securities or Rule 144A Securities that may be considered illiquid during the coming year.

       Money Market Instruments
       ------------------------

     The Fund may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime1" by Moody's or "A1" or "A1--" by S&P, or, if unrated, of comparable quality as determined by Wells Fargo Bank, as investment advisor; (iv) repurchase agreements; and (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of no more than one year that are rated at least "Aa" by Moody's or "AA" by S&P. The Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; (iii) have branches or agencies in the United States; and (iv) in the opinion of Wells Fargo Bank, as investment advisor, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund.

     Letters of Credit. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of the Fund may be used for letter of credit-backed investments.

     Repurchase Agreements. The Fund may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     The Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of the Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. The Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Directors and that are not affiliated with the investment advisor. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

     Unrated Investments
     -------------------

     The Fund may purchase instruments that are not rated if, in the opinion of Wells Fargo Bank, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by the Fund. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix.

     U.S. Government Obligations
     ---------------------------

     The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and Government National Mortgage Association ("GNMA") certificates) or
(ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association ("FNMA") notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease.

     Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Warrants
     --------

     The Fund may invest in warrants (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The price of warrants do not necessarily correlate with the prices of the underlying securities.

                                RISK FACTORS

     Investments in the Fund are not bank deposits or obligations of Wells Fargo Bank, are not insured by the Federal Deposit Insurance Corporation ("FDIC") and are not insured against loss of principal. When the value of the securities that the Fund owns declines, so does the value of your Fund shares. You should be prepared to accept some risk with the money you invest in the Fund.

     The portfolio equity securities of the Fund are subject to equity market risk. Equity market risk is the risk that stock prices will fluctuate or decline over short or even extended periods. Throughout most of 1997, the stock market, as measured by the S&P 500 Index and other commonly used indices, has been trading at or close to record levels. There can be no guarantee that these performance levels will continue. The portfolio debt instruments of the Fund are subject to credit and interest-rate risk. Credit risk is the risk that issuers of the debt instruments in which the Fund invests may default on the payment of principal and/or interest. Interest-rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which the Fund invests and hence the value of your investment in the Fund.

     There may be some additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sale transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks and may be subject to more abrupt price movements than securities of larger companies.

     The Fund may invest in the securities of issuers in any foreign country, including American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs") and similar securities, in order to replicate the S&P 500 Index. Such securities involve special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political, social and monetary or diplomatic developments that could affect U.S. investments in foreign countries. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including withholding taxes. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The Fund's performance may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.

     Illiquid securities, which may include certain restricted securities, may be difficult to sell promptly at an acceptable price. Certain restricted securities may be subject to legal restrictions on resale. Delay or difficulty in selling securities may result in a loss or be costly to the Fund.

     The advisor may use certain derivative investments or techniques, such as buying and selling options and futures contracts and entering into currency exchange contracts or swap agreements, to adjust the risk and return characteristics of the Fund's portfolio. Derivatives are financial instruments whose value is derived, at least in part, from the price of another security or a specified asset, index or rate. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms. If the Fund's advisor judges market conditions incorrectly, the use of certain derivatives could result in a loss, regardless of the advisor's intent in using the derivatives.

     There is, of course, no assurance that the Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products.

                                 MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of The Fund." The principal occupations during the past five years of the Directors and principal executive Officer of the Company are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated by an asterisk.

                                                  Principal Occupations
Name, Age and Address        Position             During Past 5 Years
---------------------        --------             --------------------------
Jack S. Euphrat, 75          Director             Private Investor.
415 Walsh Road
Atherton, CA 94027.

*R. Greg Feltus, 46          Director,            Executive Vice President of
                             Chairman and         Stephens; Manager of Financial
                             President            Services Group; President of
                                                  Stephens Insurance Services
                                                  Inc.; Senior Vice President
                                                  of Stephens Sports
                                                  Management Inc.; and
                                                  President of Investor
                                                  Brokerage Insurance Inc.

Thomas S. Goho, 55           Director             Associate Professor of
321 Beechcliff Court                              Finance of the School of
Winston-Salem, NC  27104                          Business and Accounting at
                                                  Wake Forest University since
                                                  1982.



Joseph N. Hankin, 57         Director             President of Westchester
75 Grasslands Road                                Community College since 1971;
Valhalla, N.Y. 10595                              Adjunct Professor of Columbia
(appointed as of                                  University Teachers College
September 6, 1996)                                since 1976.

*W. Rodney Hughes, 71        Director             Private Investor.
31 Dellwood Court
San Rafael, CA 94901

Robert M. Joses, 79          Director             Private Investor.
47 Dowitcher Way
San Rafael, CA 94901

*J. Tucker Morse, 53         Director             Private Investor; Chairman of
4 Beaufain Street                                 Home Account Network, Inc.
Charleston, SC 29401                              Real Estate Developer;
                                                  Chairman of Renaissance
                                                  Properties Ltd.; President
                                                  of Morse Investment
                                                  Corporation; and Co-Managing
                                                  Partner of Main Street
                                                  Ventures.

Richard H. Blank, Jr., 41    Chief Operating      Associate of Financial
                             Officer, Secretary   Services Group of Stephens;
                             and Treasurer        Director of Stephens Sports
                                                  Management Inc.; and
                                                  Director of Capo Inc.


                             Compensation Table
                          Year Ended March 31, 1997
                          -------------------------


                                                        Total Compensation
                             Aggregate Compensation        from Registrant
    Name and Position           from Registrant           and Fund Complex
    -----------------           ---------------           ----------------
     Jack S. Euphrat                $11,250                   $33,750
       Director

    R. Greg Feltus                  $     0                   $     0
       Director

    Thomas S. Goho                  $11,250                   $33,750
       Director

   Joseph N. Hankin                 $     0                   $     0
       Director
(appointed as of 9/6/96)

   W. Rodney Hughes                 $ 9,250                   $27,750
       Director



   Robert M. Joses                  $11,250                   $33,750
       Director

   J. Tucker Morse                  $ 9,250                   $27,750
       Director

     As of January 1, 1998, Peter G. Gordon will replace Robert M. Joses on the Board of Directors of the Wells Fargo Fund Complex.

     Directors of the Company are compensated annually by the Company and by all the registrants in each fund complex they serve as indicated above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Company, Stagecoach Trust and Life & Annuity Trust are considered to be members of the same fund complex as such term is defined in Form N-1A under the 1940 Act (the "Wells Fargo Fund Complex"). Overland Express Funds, Inc. and Master Investment Trust, two investment companies previously advised by Wells Fargo Bank, were part of the Wells Fargo Fund Complex prior to
December 12, 1997. These companies are no longer part of the Wells Fargo Fund Complex. MasterWorks Funds Inc., Master Investment Portfolio, and Managed Series Investment Trust together form a separate fund complex (the "BGFA Fund Complex"). Each of the Directors and Officers of the Company serves in the identical capacity as directors and officers or as trustees and/or officers of each registered open-end management investment company in both the Wells Fargo and BGFA Fund Complexes, except for Joseph N. Hankin, who only serves the aforementioned members of the Wells Fargo Fund Complex. The Directors are compensated by other companies and trusts within a fund complex for their services as directors/trustees to such companies and trusts. Currently the Directors do not receive any retirement benefits or deferred compensation from the Company or any other member of each fund complex.

     As of the date of this SAI, Directors and Officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.

     INVESTMENT ADVISOR.  Wells Fargo Bank provides investment advisory services
     ------------------
to the Fund. As investment advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Fund. Wells Fargo Bank furnishes to the Company's Board of Directors periodic reports on the investment strategy and performance of the Fund. Wells Fargo Bank provides the Fund with, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

     As compensation for its advisory services, Wells Fargo Bank is entitled to receive a monthly fee at the annual rate of 0.25% of the Fund's average daily net assets.

     Prior to April 29, 1996, the Fund invested directly in a portfolio of securities and Wells Fargo Bank provided investment advisory services directly to the Fund. On April 29, 1996 the Fund was converted to a "master/feeder structure" and began to invest all of its assets in a corresponding Master Portfolio, with an identical investment objective, of Master Investment Trust, another open-end management investment company. The Master Portfolio was advised by Wells Fargo Bank and Wells Fargo Bank was entitled to receive a monthly fee equal to an annual rate of 0.50% of the first $250 million of the Fund's average daily net assets, 0.40% of the next $250 million, and 0.30% of the average daily net assets in excess of $500 million. The Fund operated as part of the master/feeder structure from April 29, 1996 to December 12, 1997, at which time the master/feeder structure was dissolved.

     For the period indicated below, the Master Portfolio paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:


                                  Six-Month
                                Period Ended
                                   3/31/97
                                  --------

                        Fees Paid        Fees Waived
                        ---------        -----------
                         $933,448           $ 0


     For the periods indicated below, the Fund paid to Wells Fargo Bank the advisory fees indicated. No advisory fees were waived during these periods. For the period between April 29, 1996 and December 15, 1997, these amounts represent advisory fees paid by the Master Portfolio on behalf of the Fund.


         Nine-Month
        Period Ended                Year Ended      Year Ended
          09/30/96                   12/31/95        12/31/94
        -------------               ----------      ----------
         $1,249,048                 $1,398,439      $1,259,739


     General.  The Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Company's Board of Directors and (ii) by a majority of the Directors of the Company who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     INVESTMENT SUB-ADVISOR.  Wells Fargo Bank has engaged BGFA to serve as
     ----------------------
Investment Sub-Advisor to the Fund. Subject to the direction of the Company's Board of Directors and the overall supervision and control of Wells Fargo Bank and the Company, BGFA makes recommendations regarding the investment and reinvestment of the Fund's assets. BGFA furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Fund, and also furnishes such additional reports and information as Wells Fargo Bank and the Company's Board of Directors and officers may reasonably request.

     As compensation for its sub-advisory services, BGFA is entitled to receive a monthly fee equal to an annual rate of 0.01% of the Fund's average daily net assets. This fee may be paid by Wells Fargo Bank or directly by the Fund. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Wells Fargo Bank for advisory fees will be reduced accordingly. The predecessor Master Portfolio was also sub-advised by BGFA, and BGFA was entitled to receive a monthly fee equal to an annual rate of 0.08% of the Fund's average daily net assets plus an annual payment of $40,000.

     BGFA was created by the reorganization of Wells Fargo Nikko Investment Advisors ("WFNIA"), a former affiliate of Wells Fargo Bank, with and into an affiliate of Wells Fargo Institutional Trust Company, N.A. Prior to January 1, 1996, WFNIA served as sub-advisor to the Fund and the predecessor portfolio under substantially similar terms as are currently in effect.

     For the six-month period ended March 31, 1997, the Fund paid to BGFA
$182,725 in sub-advisory fees.   No sub-advisory fees were waived during this
period.

     For the periods indicated below, Wells Fargo paid the following sub-advisory fees to WFNIA/BGFA. No sub-advisory fees were waived during this period.


                 Year Ended     Year Ended   Year Ended
                  12/31/96       12/31/95     12/31/94
                ------------    ---------    ---------
                  $242,005      $ 269,787    $ 241,489

     General.  The Fund's Sub-Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Company's Board of Directors and (ii) by a majority of the Directors of the Company who are not parties to the Sub-Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Sub-Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     ADMINISTRATOR AND CO-ADMINISTRATOR.  The Company has retained Wells Fargo
     ----------------------------------
Bank as Administrator and Stephens as Co-Administrator on behalf of the Fund. Under the Administration and Co-Administration Agreements among Wells Fargo Bank, Stephens and the Company, Wells Fargo Bank and Stephens shall provide as administration services, among other things: (i) general supervision of the Fund's operations, including coordination of the services performed by the Fund's investment advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Wells Fargo Bank and Stephens also furnish office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. Stephens pays the compensation of the Company's Directors, officers and employees who are affiliated with Stephens. The Administrator and Co-Administrator are entitled to receive a monthly fee of 0.04% and 0.02%, respectively, of the average daily net assets of the Fund.

     For the period indicated below, the Fund paid the following dollar amounts to Wells Fargo Bank and Stephens for administration and co-administration fees:

                                  Six-Month
                                Period Ended
                                   3/31/97
                                ------------

                      Total      Wells Fargo     Stephens
                  ------------  ------------  -------------
                    $80,775        $16,155       $64,620


     Prior to February 1, 1997 Stephens served as sole Administrator to the Fund. Stephens performed substantially the same services now provided by Stephens and Wells Fargo Bank and was entitled to receive for its services a fee of 0.05% of the Fund's average daily net assets.

     For the periods indicated below, the Fund paid the following dollar amounts to Stephens for administration fees:

                  Nine-Month
                 Period Ended         Year Ended       Year Ended
                   9/30/96             12/31/95         12/31/94
                --------------        ---------        ---------
                   $ 79,533           $  92,555        $  75,748

     SPONSOR AND DISTRIBUTOR.  Stephens (the "Distributor"), located at 111
     -----------------------
Center Street, Little Rock, Arkansas 72201, serves as Sponsor and Distributor for the Fund. The Fund has adopted a distribution plan (a "Plan") under
Section 12(b) of the 1940 Act
and Rule 12b-1 thereunder (the "Rule") on behalf of its Class B shares. The Plan was adopted by the Company's Board of Directors, including a majority of the Directors who were not "interested persons" (as defined in the 1940 Act) of the Fund and who had no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the "Non-Interested Directors").

     Prior to October 30, 1997, the Fund had a distribution Plan under the Rule on behalf of its Class A shares. Under the Plan for the Fund's Class A shares, and pursuant to the related Distribution Agreement, the Fund may have defrayed all or part of the cost of preparing and printing prospectuses and other promotional materials and of delivering prospectuses and promotional materials to prospective shareholders by paying on an annual basis up to 0.05% of the Fund's average daily net assets. The Plan for the Fund provided only for reimbursement of actual expenses.

     Under the Plan in effect for the Fund's Class B shares, and pursuant to the related Distribution Agreement, the Fund may pay Stephens on an annual basis up to 0.75% of the Fund's average daily net assets attributable to Class B shares. The Plan for the Class B shares of the Fund provides for compensation of distribution-related services or reimbursement for distribution-related expenses.

     The actual fee payable to the Distributor by the Class B shares is determined, within such limits, from time to time by mutual agreement between the Company and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     For the six-month period ended March 31, 1997, the Fund's Distributor received the following fees for distribution-related services, as set forth below, under the Plan for the Fund's Class A shares:

                      Printing &                   Compensation
                       Mailing       Marketing          to
            Total     Prospectus     Brochures     Underwriters
           --------  ------------  -------------  --------------
           $54,055        $28,870        $25,185       N/A

     For the nine-month period ended September 30, 1996, the Distributor received the following fees for distribution related services, as set forth below, under the Fund's Plan for the Fund's Class A shares.

                    Printing &                    Compensation
                      Mailing       Marketing          to
          Total     Prospectus      Brochures     Underwriters
        ---------  -------------  -------------  --------------
        $174,041         $10,228       $163,813       N/A


       General.  The Plan will continue in effect from year to year if such
       -------
continuance is approved by a majority vote of both the Directors of the Company and the Non-Interested Directors. Any Distribution Agreement related to the Plan also must be approved by such vote of the Directors and the Non-Interested Directors. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Non-Interested Directors on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendments to the Plan may be made except by a vote of a majority of both the Directors of the Company and the Non-Interested Directors.

     The Plan requires that the Treasurer of the Company shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Directors who are not "interested persons" of the Company be made by such disinterested Directors.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Company, acts as a selling agent for the Fund's shares pursuant to a selling agreement with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plan. The Board of Directors has concluded that the Plan is reasonably likely to benefit the Fund and its shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Fund is designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     SHAREHOLDER SERVICING AGENT.  The Fund has entered into a Shareholder
     ---------------------------
Servicing Agreement with Wells Fargo Bank on behalf of the Class A shares and may enter into agreements with other servicing agents. The Fund also has approved a Servicing Plan and a related Shareholder Servicing Agreement on behalf of the Class B shares. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Company or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee of up to 0.30%, on an annualized basis, of the average daily net assets of the Class A shares and 0.25%, of the Class B shares during the period for which payment is being made. The Servicing Agreement was approved by the Company's Board of Directors and provide that the Fund shall not be obligated to make any payments under such Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

     For the periods indicated below, the dollar amount of shareholder servicing fees paid by the Class A shares of the Fund to Wells Fargo Bank or its affiliates were as follows:


                   Six-Month         Nine-Month
                  Period Ended      Period Ended
                    3/31/97            9/30/96
                  -------------       ---------
                    $606,930           $793,396

     General.  Each Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Directors of the Company, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Funds ("Non-Interested Directors"). Any form of Servicing Agreement related to a Servicing Plan also must be approved by such vote of the Directors and Non-Interested Directors. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Directors, including a majority of the Non-Interested Directors.
No material amendment to the Servicing Plan or related Servicing Agreement may be made except by a majority of both the Directors of the Company and the Non-Interested Directors.

     Each Servicing Plan requires that the Administrator shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     CUSTODIAN.  Barclays Global Investors, N.A. ("BGI") acts as Custodian for
     ---------
the Fund. The Custodian, among other things, maintains a custody account or accounts in the name of the Fund, receives and delivers all assets for the Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the Fund, and pays all expenses of the Fund. For its services as Custodian, BGI is not entitled to receive a fee so long as its subsidiary, BGFA, receives fees for sub-advisory services.

     For the six-month period ended March 31, 1997, and the nine-month period ended September 30, 1996, the Fund did not pay any custody fees.

     FUND ACCOUNTANT.  Wells Fargo Bank acts as Fund Accountant for the Fund.
     ---------------
The Fund Accountant, among other things, computes net asset values on a daily basis and performance calculations on a regular basis and as requested by the Funds. For providing such services, Wells Fargo Bank is entitled to receive a monthly base fee of $2,000, plus a fee equal to an annual rate of 0.070% of the first $50,000,000 of the Fund's average daily net assets, 0.045% of the next $50,000,000, and 0.020% of the average daily net assets in excess of $100,000,000. For the six-month period ended March 31, 1997 and the nine-month period ended September 30, 1996, the Fund did not pay any fund accounting fees.

     TRANSFER AND DIVIDEND DISBURSING AGENT.  Wells Fargo Bank acts as Transfer
     --------------------------------------
and Dividend Disbursing Agent for the Fund. For providing such services, Wells Fargo Bank is entitled to receive monthly payments at the annual rate of 0.14% of the Fund's average daily net assets of each of the Class A and Class B of shares. Under the prior transfer agency agreement, Wells Fargo Bank was entitled to receive a per account fee plus transaction fees and reimbursement of out-of-pocket expenses, with a minimum of $3,000 per month per Fund, unless net assets of the Fund were under $20 million. For as long as a Fund's assets remained under $20 million, the Fund was not be charged any transfer agency fees.

     For the six-month period ended March 31, 1997 and the nine-month period ended September 30, 1996, the Class A shares of Fund paid the following dollar amounts in transfer and dividend disbursing agency fees, after waivers, to Wells Fargo Bank:


                          Six-Month      Nine-Month
                         Period Ended   Period Ended
                           3/31/97         9/30/96
                           -------         -------
                           $53,681         $153,589


     UNDERWRITING COMMISSIONS.  For the six-month period ended March 31, 1997,
     ------------------------
the aggregate amount of underwriting commissions paid to Stephens on sales/redemptions of the Company's Class A shares was $2,296,243. Stephens retained $241,806 of such commissions. WFSI and its registered representatives retained $1,719,000 and $335,437, respectively, of such commissions.

     For the nine-month period ended September 30, 1996, the aggregate amount of underwriting commissions paid to Stephens on sales/redemptions of the Company's

Class A shares was $2,917,738. Stephens retained $198,664 of such commissions. WFSI and its registered representatives received $2,583,027 and $136,047, respectively, of such commissions.

     For the year ended December 31, 1995, the aggregate amount of underwriting commissions paid to Stephens on sales/redemptions of the Company's Class A shares was $1,251,311. Stephens retained $162,660 of such commissions. WFSI and its registered representatives received $399,809 of such commissions.

     For the year ended December 31, 1994, Stephens retained $5,415,227 in underwriting commissions (front-end sales loads and CDSCs, if any) in connection with the purchase or redemption of the Company's Class A shares. For the fiscal year ended December 31, 1994, Wells Fargo Securities Inc. ("WFSI"), and its registered representatives received $904,274, in underwriting commissions in connection with the purchase or redemption of the Company's Class A shares.

                          PERFORMANCE CALCULATIONS

     The IRA Funds of the Wells Fargo Investment Trust for Retirement Programs were reorganized as the Equity Index Fund on January 2, 1992. Therefore, the performance information for the Fund for the periods prior to January 2, 1992, is based on that of the IRA Funds.

     AVERAGE ANNUAL TOTAL RETURN:  The  Fund may advertise certain total return
     ----------------------------
information computed in the manner described in its Prospectus. As and to the extent required by the SEC, an average annual compound rate of return ("T") will be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment in shares of the Fund ("P") over a period of years ("n") according to the following formula: P(1+T)/n /= ERV. In addition, the Fund, at times, may calculate total return based on net asset value per share (rather than the public offering price), in which case the figures would not reflect the effect of any sales charges that would have been paid by an investor, or based on the assumption that a sales charge other than the maximum sales charge (reflecting a Volume Discount) was assessed, provided that total return data derived pursuant to the calculation described above also are presented.

     Performance shown or advertised for the Class A shares of the Stagecoach Equity Index Fund reflects performance of the Stagecoach Corporate Stock Fund, a predecessor portfolio with the same investment objective and policies as the Stagecoach Equity Index Fund. Prior to January 1, 1992, performance shown or advertised for the Class A shares of the Stagecoach Equity Index Fund reflects performance of the Corporate Stock Fund of the Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio of the Stagecoach Corporate Stock Fund.

                Average Annual Total Return for the Applicable Period Ended September 30, 1997
                ------------------------------------------------------------------------------

                Inception/1/  Inception   Five Year  Five Year  Three Year  Three Year   One Year    One Year
                 With Sales   No Sales   With Sales  No Sales   With Sales   No Sales   With Sales   No Sales
                   Charge      Charge      Charge     Charge      Charge      Charge      Charge      Charge
                 ----------  ----------  ----------  --------    ---------   ---------   ---------   --------
Class A            15.53%       15.92%     18.41%     19.50%     26.54%       28.49%      32.62%      38.88%

Class B/2/         15.17%       15.17%     18.69%     18.89%     27.21%       27.82%      33.00%      38.00%


/1/  The Class A shares of the Fund commenced operations 1/25/84.

/2/ The performance of the Class B shares has been calculated based on performance information for the Class A shares adjusted to reflect Class B share expenses and sales charges.

     CUMULATIVE TOTAL RETURN:  The Fund may advertise cumulative total return.
     ------------------------
Cumulative total return of shares is computed on a per share basis and assumes the reinvestment of dividends and distributions. Cumulative total return of shares generally is expressed as a percentage rate which is calculated by combining the income and principal changes for a specified period and dividing by the net asset value per share at the beginning of the period. Advertisements may include the percentage rate of total return of shares or may include the value of a hypothetical investment in shares at the end of the period which assumes the application of the percentage rate of total return.


  Cumulative Total Return for the Applicable Period Ended September 30, 1997
  --------------------------------------------------------------------------
                Inception/1/  Inception   Five Year  Five Year  Three Year  Three Year   One Year    One Year
                 With Sales   No Sales   With Sales  No Sales   With Sales   No Sales   With Sales   No Sales
                   Charge      Charge      Charge     Charge      Charge      Charge      Charge      Charge
                 ----------  ----------  ----------  --------    ---------   ---------   ---------   --------
Class A           619.35%      653.16%     132.78%    143.72%     102.62%     112.15%      32.62%      38.88%
Class B/1/        588.83%      588.83%     135.51%    137.51%     105.85%     108.85%      33.00%      38.00%


/1/  The Class A shares of the Fund commenced operations 1/25/84.

/2/ The performance of the Class B shares has been calculated based on performance information for the Class A shares adjusted to reflect Class B share expenses and sales charges.

     From time to time and only to the extent the comparison is appropriate for the Fund, the Company may quote the performance or price-earning ratio of the Fund in advertising and other types of literature as compared to the performance of the Lehman Brothers Municipal Bond Index, the 1-Year Treasury Bill Rate, the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by the World Gold Council), Bank Averages (which is calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), Ten Year U.S. Government Bond Average, sap's Corporate Bond Yield Averages, Schabacter Investment Management Indices, Salomon Brothers High Grade Bond Index, Lehman Brothers Long-Term High Quality Government/Corporate Bond Index, other managed or unmanaged indices or performance data of bonds, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of a Fund or, also may be compared to those of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The performance of the Fund will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains, distributions and dividends paid, at the end of the period. Any such comparisons may be useful to investors who wish to compare the past performance of the Fund with that of its competitors. Of course, past performance cannot be a guarantee of future results. The Company also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     In addition, the Company also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Company also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     From time to time the Company may reprint, reference or otherwise use material from magazines, newsletters, newspapers and books including, but not limited to the Wall Street Journal, Money Magazine, Barrons, Kiplingers, Business Week, Fortune, Forbes, the San Francisco Chronicle, the San Jose Mercury News, The New York Times, the Los Angeles Times, the Boston Globe, the Washington Post, the Chicago Sun-Times, Investor Business Daily, Worth, Bank Investor, American Banker, Smart Money, the 100 Best Mutual Funds (Adams Publishing), Morningstar or Value Line.

     The Company also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in the Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of the Fund or a Class of shares, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

     In addition, performance information for the shares of the Fund may be compared, in reports and promotional literature, to the S&P 500 Index, the Wilshire 5000 Equity Index, the Lehman Brothers 20+ Treasury Index, Donoghue's Money Fund Averages, the Lehman Brothers 5-7 Year Treasury Index, or other appropriate managed or unmanaged indices of the performance of various types of investments, so that investors may compare results of the Fund with those of indices widely regarded by investors as representative of the security markets in general. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses. Managed indices generally do reflect such deductions.

     The Company also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer.

     The Company also may discuss in advertising and other types of literature that the Fund has been assigned a rating by a nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Company may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     From time to time, the Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Stagecoach Funds, provides various services to its customers that are also shareholders of the Fund. These services may include access to Stagecoach Funds' account information through Automated Teller Machines ("ATMs"), the placement of purchase and redemption requests for shares of the Fund through ATMs and the availability of combined Wells Fargo Bank and Stagecoach Funds account statements."

     The Company also may disclose, in advertising and other types of literature, information and statements that Wells Fargo Investment Management ("WFIM"), a division of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Company may also disclose in advertising and other types of sales literature the assets and categories of assets under management by its investment advisor or sub-advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of August 1, 1997, Wells Fargo Bank and its affiliates provided investment advisory services for approximately $57 billion of assets of individuals, trusts, estates and institutions and $19 billion of mutual fund assets.

     The Company also may disclose in sales literature the distribution rate on the shares of a Fund. Distribution rate, which may be annualized, is the amount determined by dividing the dollar amount per share of the most recent dividend by the most recent NAV or maximum offering price per share as of a date specified in the sales literature. Distribution rate will be accompanied by the standard 30-day yield as required by the SEC.

     The Company may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Company may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                       DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each class of the Fund is determined as of the close of regular trading (currently 1:00 p.m., Pacific time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Fund's shares.

     Securities of the Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other securities, including U.S. Government securities but excluding money market instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. The assets of the Fund, other than money market instruments or debt securities maturing in 60 days or less, are valued at latest quoted bid prices. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Company's Board of Directors. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of the Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Company's Board of Directors and in accordance with procedures adopted by the Directors.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Fund may be purchased on any day the Fund is open for business. The Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Payment for shares may, in the discretion of the advisor, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurances that
(i) it will have good and marketable title to the securities received by it;
(ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Company may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act. In addition, the Company may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectus.

                            PORTFOLIO TRANSACTIONS

     The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or Wells Fargo Securities Inc. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. The Fund will not deal with Stephens, Wells Fargo

Bank or their affiliates in any transaction in which any of them acts as principal without an exemptive order from the SEC.

     In placing orders for portfolio securities of the Fund, Wells Fargo Bank is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that Wells Fargo Bank will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Directors.

     Wells Fargo Bank, as Investment Advisor to the Fund, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contract, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for the Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Fund.

       Brokerage Commissions.  For the periods indicated below the Fund paid the
       ---------------------
following for brokerage commissions, none of which were paid to affiliated brokers:


          Six-Month     Nine-Month
        Period Ended   Period Ended  Year Ended   Year Ended
          3/31/97        9/30/96      12/31/95     12/31/94
          -------        -------      --------     --------
          $7,505         $6,233        $8,696      $31,896


     Securities of Regular Broker/Dealers.  As of March 31, 1997, the Fund owned
     ------------------------------------
securities of its "regular brokers or dealers" or its parents, as defined in the 1940 Act, as follows:


     Goldman Sachs & Co.            $9,087,000


     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

                                 FUND EXPENSES

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on the Fund's performance. Except for the expenses borne by Wells Fargo Bank and Stephens, the Company bears all costs of its operations, including the compensation of its Directors who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to the Plan; interest charges; taxes; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing Prospectuses used for promotional purposes, unless otherwise payable pursuant to the Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of the Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of Fund shares; pricing services, and any extraordinary expenses. Expenses attributable to the Fund are charged against the Fund's assets. General expenses of the Company are allocated among all of the funds of the Company, including the Fund, in a manner proportionate to the net assets of the Fund, on a transactional basis, or on such other basis as the Company's Board of Directors deems equitable.

                             FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus describes generally the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning income taxes.

     General.  The Company intends to qualify the Fund as a regulated investment
     -------
company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. The Fund will be treated as a separate entity for tax purposes and thus the provisions of the Code applicable to regulated investment companies will generally be applied to the Fund, rather than to the Company as a whole.
In addition, net capital gain, net investment income, and operating expenses will be determined separately for the Fund. As a regulated investment company, the Fund will not be taxed on its net investment income and capital gains distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that (a) the Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) fat least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Fund must also distribute or be deemed to distribute to its shareholders at least 90% of its net investment income earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. The Fund intends to pay out substantially all of its net investment income and net realized capital gains (if any) for each year.

     In addition, a regulated investment company must, in general, derive less than 30% of its gross income from the sale or other disposition of securities or options thereon held for less than three months. However, this restriction has been repealed with respect to a regulated investment company's taxable years beginning after August 5, 1997.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on the Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. The Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by the Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If an option granted by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale.

     Under Section 1256 of the Code, the Fund will be required to "mark to market" its positions in "Section 1256 contracts," which generally include regulated futures contracts and listed options. In this regard, Section 1256 contracts will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the mark-to-market regime, will generally be treated as long-term capital gain or loss, and the remaining forty percent (40%) will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market and 60%/40% rules.

     Under Section 988 of the Code, the Fund will generally recognize ordinary income or loss to the extent gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Fund will attempt to monitor Section 988 transactions, where applicable, to avoid adverse tax impact.

     Offsetting positions held by a regulated investment company involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a regulated investment company were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The regulated investment company may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the regulated investment company may differ. Generally, to the extent the straddle rules apply to positions established by the regulated investment company, losses realized by the regulated investment company may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If the Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     If the Fund purchases shares in a "passive foreign investment company" ("PFIC"), the Fund may be subject to federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Fund's disposition of its PFIC shares. If the Fund invests in a PFIC, the Fund intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Fund as ordinary income (or loss) notwithstanding any distributions by the PFIC, the Fund will not be subject to federal income tax or the interest charge with respect to its interest in the PFIC.

     Foreign Taxes.  Income and dividends received by the Fund from sources
     -------------
within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Although in some circumstances a regulated investment company can elect to "pass through" foreign tax credits to its shareholders, the Fund does not expect to be eligible to make such an election.

     Capital Gain Distributions.  Distributions which are designated by the Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such dividends do exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     The Taxpayer Relief Act of 1997 (the "1997 Act") created several new categories of capital gains applicable to noncorporate taxpayers. Under prior law, noncorporate taxpayers were generally taxed at a maximum rate of 28% on net capital gain (generally, the excess of net long-term capital gain over net short-term capital loss). Noncorporate taxpayers are now generally taxed at a maximum rate of 20% on net capital gain attributable to gains realized on the sale of property held for greater than 18 months, and a maximum rate of 28% on net capital gain attributable to gain realized on the sale of property held for greater than one year and not more than 18 months. The 1997 Act retains the treatment of short term capital gain or loss (generally, gain or loss attributable to capital assets held for 1 year or less) and did not affect the taxation of capital gains in the hands of corporate taxpayers.

     Under the 1997 Act, the Treasury is authorized to issue regulations for application of the reduced capital gains tax rates to pass-through entities, including regulated investment companies, such as the Fund. The Internal Revenue Service has published a notice describing temporary Regulations to be issued pursuant to such authority, permitting the application of the reduced capital gains tax rates to pass-through entities such as the Fund. Under the Regulations to be issued, if a regulated investment company designates a dividend as a capital gain dividend for a taxable year ending on or after May 7, 1997, then such regulated investment company may also designate the dividends as one of two classes: a 20% rate gain distribution, or a 28% rate gain distribution. Thus, noncorporate shareholders of the Fund may qualify for the reduced rate of tax on capital gain dividends paid by the Fund, subject only to the limitation as to the maximum amounts which may be designated in each class. Such maximum amount for each class is determined by performing the computation required by Section 1(h) of the Code as if the Fund were an individual whose ordinary income is subject to a marginal rate of at least 28%.

     Disposition of Fund Shares.  A disposition of Fund shares pursuant to
     --------------------------
redemption (including a redemption in-kind) or exchanges will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to receive in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as long-term capital loss to the extent of the designated capital gain distribution. The foregoing loss disallowance rule does not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 28% (however, see "Capital Gain Distributions" above); and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Corporate Shareholders.  Corporate shareholders of the Fund may be eligible
     ----------------------
for the dividends-received deduction on dividends distributed out of the Fund's net investment income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. The Fund's distribution attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to the dividends.

     Backup Withholding.  The Company may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Company that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a credit or refund on the shareholder's federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Company could subject the investor to penalties imposed by the IRS. Foreign shareholders of the Fund (described below) are generally not subject to backup withholding.

     Foreign Shareholders.  Under the Code, distributions of net investment
     --------------------
income by the Fund to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. income tax withholding (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. residents will apply. Distributions of net capital gain are generally not subject to U.S. income tax withholding.

     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 1998, subject to certain transition rules. Among other things, the New Regulations will permit the Fund to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders which will be subject to U.S. income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Tax-Deferred Plans.  The shares of the Fund are available for a variety of
     ------------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

     Other Matters.  Investors should be aware that the investments to be made
     -------------
by the Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund will seek to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Fund. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local and foreign taxes.

                                 CAPITAL STOCK

     The Fund is one of the funds in the Stagecoach Family of Funds. The Company was organized as a Maryland corporation on September 9, 1991, and currently offers shares of over thirty funds.

     Most of the Company's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Company's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in the Fund represents an equal, proportionate interest in the Fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule
12b1) that are allocated to a particular class. Please contact Stagecoach Shareholder Services at 18002228222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters affecting one Class but not another, shareholders vote as a Class. Subject to the foregoing, all shares of the Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in the Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Company's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

     Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.

     The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect Directors under the 1940 Act.

     Each share of a class represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

     Set forth below, as of November 30, 1997, is the name, address and share ownership of each person known by the Company to have beneficial or record ownership of 5% or more of the voting securities of the Fund as a whole.

                     5% OWNERSHIP AS OF NOVEMBER 30, 1997
                     ------------------------------------

    NAME AND         CLASS; TYPE     PERCENTAGE     PERCENTAGE
     ADDRESS        OF OWNERSHIP      OF CLASS        OF FUND
-----------------  ---------------  -------------  -------------
Wells Fargo Bank   Class A             93.54%         93.54%
P.O. Box 63015     Beneficially
San Francisco, CA  Owned
94163


     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of the Fund, or is identified as the holder of record of more than 25% of the Fund and has voting and/or investment powers, it may be presumed to control the Fund.

                                     OTHER


     The Company's Registration Statements, including the Prospectus and SAI for the Fund and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in a Prospectus or the SAI as to the contents of any contract or other document referred to herein or in a Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                             INDEPENDENT AUDITORS

     KPMG Peat Marwick LLP has been selected as the independent auditors for the Company. KPMG Peat Marwick LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG Peat Marwick LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                             FINANCIAL INFORMATION

     The portfolio of investments and unaudited financial statements for the Equity Index Fund and the Corporate Stock Mater Portfolio for the six-month period ended September 30, 1997, are hereby incorporated by reference to the Company's Semi-Annual Reports as filed with the SEC on December 5, 1997.

     The portfolio of investments, financial statements and independent auditors' report for the Equity Index Fund and the Corporate Stock Master Portfolio for the six-month ended March 31, 1997, are hereby incorporated by reference to the Company's Annual Reports as filed with the SEC on June 4, 1997.

     Annual and Semi-Annual Reports may be obtained by calling 1-800-222-8222.

                                   APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate bonds and commercial paper.

Corporate Bonds
---------------

       Moody's:  The four highest ratings for corporate bonds are "Aaa," "Aa,"
       -------
"A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P:  The four highest ratings for corporate bonds are "AAA," "AA," "A" and
     ---
"BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Corporate Commercial Paper
--------------------------

       Moody's:  The highest rating for corporate commercial paper is "P-1"
       -------
(Prime-1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

     S&P:  The "A-1" rating for corporate commercial paper indicates that the
     ---
"degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

                           STAGECOACH FUNDS, INC.
                  SEC REGISTRATION NOS. 33-42927; 811-6419

                                   PART C

                              OTHER INFORMATION


Item 24.Financial Statements and Exhibits
        ---------------------------------

    (a) Financial Statements:
        --------------------

        With respect to the Arizona Tax-Free, Asset Allocation, Balanced, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market Mutual, Diversified Equity Income, Equity Index, Equity Value, Government Money Market Mutual, Growth, Intermediate Bond, Money Market Mutual, Money Market Trust, National Tax-Free, National Tax-Free Money Market Mutual, Oregon Tax-Free, Prime Money Market Mutual, Short-Intermediate U.S. Government Income, Small Cap, Strategic Growth, Treasury Money Market Mutual, U.S. Government Allocation and U.S. Government Income Funds, the portfolio of investments, unaudited financial statements and independent auditors' report for the fiscal period ended September 30, 1997 are incorporated in the respective statements of additional information for such Funds by reference to the Company's Semi-Annual Reports, as filed with the SEC on December 5, 1997.

        With respect to the Asset Allocation, Capital Appreciation, Corporate Stock, Small Cap, Tax-Free Money Market and U.S. Government Allocation Master Portfolios of Master Investment Trust ("MIT"), the portfolio of investments, unaudited financial statements and independent auditors' report for the fiscal period ended September 30, 1997 are incorporated in the respective statements of additional information for such Funds by reference to the Company's Semi-Annual Reports, as filed with the SEC on December 5, 1997.

        With respect to the Arizona Tax-Free, Asset Allocation, Balanced, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market Mutual, Diversified Equity Income, Equity Index, Equity Value, Government Money Market Mutual, Growth, Intermediate Bond, Money Market Mutual, Money Market Trust, National Tax-Free, National Tax-Free Money Market Mutual, Oregon Tax-Free, Prime Money Market Mutual, Short-Intermediate U.S. Government Income, Small Cap, Strategic Growth, Treasury Money Market Mutual, U.S. Government Allocation and U.S. Government Income Funds, the portfolio of investments, audited financial statements and independent auditors' report for the fiscal period ended March 31, 1997 are incorporated in the respective statements of additional information for such Funds by reference to the Company's Annual Reports, as filed with the SEC on June 4, 1997.

        With respect to the Asset Allocation, Capital Appreciation, Corporate Stock, Small Cap, Tax-Free Money Market and U.S. Government Allocation Master Portfolios of Master Investment Trust ("MIT"), the portfolio of investments, audited financial statements and independent auditors' report for the fiscal period ended March 31, 1997 are incorporated in the respective statements of additional information for such Funds by reference to the Company's Annual Reports as filed with the SEC on June 4, 1997.

        With respect to the International Equity Fund and National Tax Free Money Market Trust, the financial statements for such Funds will be incorporated by reference in their respective statements of additional information when available.

        With respect to the predecessor portfolios to the California Tax-Free Bond, Index Allocation, Overland Express Sweep, Short-Term Government-Corporate Income, Short-Term Municipal Income, Strategic Growth, U.S. Government Income and Variable Rate Government Funds, the portfolio of investments and unaudited financial statements for the six month period ended June 30, 1997 are hereby incorporated by reference to the Semi-Annual Reports for Overland Express Funds, Inc. ("Overland") (SEC File Nos. 33-16296; 811-8275) as filed with the SEC on September 3, 1997.

        With respect to the Cash Investment Trust, Short-Term Government-Corporate Income and Short-Term Municipal Income Master Portfolios of MIT, the portfolio of investments and unaudited financial statements for the six month period ended June 30, 1997 are hereby incorporated by reference to the Semi-Annual Reports for Overland as filed with the SEC on September 3, 1997.

        With respect to the predecessor portfolios to the California Tax-Free Bond, Index Allocation, Overland Express Sweep, Short-Term Government-Corporate Income, Short-term Municipal Income, Strategic Growth, U.S. Government Income and Variable Rate Government Funds, the portfolio of investments, audited financial statements and independent auditors' report for the year ended December 31, 1996, are hereby incorporated by reference to the Overland Annual Reports as filed with the SEC on March 11, 1997.

        With respect to the Cash Investment Trust, Short-Term Government-Corporate Income and Short-Term Municipal Income Master Portfolios of MIT, the portfolio of investments, audited financial statements and independent auditors' report for the year ended December 31, 1996, are hereby incorporated by reference to the Overland Annual Reports as filed with the SEC on March 11, 1997.

    (b)  Exhibits:
         --------

      Exhibit
      Number                        Description
      ------                        -----------


       1(a)           -  Amended and Restated Articles of Incorporation dated
                         November 22, 1995, incorporated by reference to Post-
                         Effective Amendment No. 17 to the Registration
                         Statement, filed November 29, 1995.

       1(b)           -  Articles Supplementary

       2              -  By-Laws, incorporated by reference to Post-Effective
                         Amendment No. 31 to the Registration Statement, filed
                         May 15, 1997.

       3              -  Not Applicable

       4              -  Not Applicable

       5(a)(i)        -  Advisory Contract with Wells Fargo Bank, N.A. on
                         behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

       5(a)(ii)       -  Sub-Advisory Contract with Barclays Global Fund
                         Advisors on behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment
                         No. 21 to the Registration Statement, filed
                         February 29, 1996.

       5(b)(i)        -  Advisory Contract with Wells Fargo Bank, N.A. on
                         behalf of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment
                         No. 2 to the Registration Statement, filed April 17,
                         1992.

       5(b)(ii)       -  Sub-Advisory Contract with Barclays Global Fund
                         Advisors on behalf of the U.S. Government Allocation
                         Fund, incorporated by reference to Post-Effective
                         Amendment No. 21 to the Registration Statement, filed
                         February 29, 1996.

       5(c)           -  Advisory Contract with Wells Fargo Bank, N.A. on
                         behalf of the California Tax-Free Money Market Mutual
                         Fund, incorporated by reference to Post-Effective
                         Amendment No. 2 to the Registration Statement, filed
                         April 17, 1992.

       5(d)           -  Advisory Contract with Wells Fargo Bank, N.A. on
                         behalf of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment
                         No. 2 to the Registration Statement, filed April 17,
                         1992.

       5(e)           -  Advisory Contract with Wells Fargo Bank, N.A. on
                         behalf of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

       5(f)           -  Advisory Contract with Wells Fargo Bank, N.A. on
                         behalf of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

       5(g)(i)        -  Advisory Contract with Wells Fargo Bank, N.A. on
                         behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

       5(g)(ii)     - Sub-Advisory Contract with Barclays Global Fund Advisors on behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, filed February 29, 1996.

       5(h)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf
                      of the Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed May 1, 1992.

       5(i)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf
                      of the California Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement, filed September 10, 1992.

       5(j)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf
                      of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

       5(k)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf
                      of the Arizona Tax-Free Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

       5(l)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf
                      of the Balanced Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

       5(m)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf
                      of the Equity Value Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

       5(n)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf
                      of the Government Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

       5(o)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf
                      of the Intermediate Bond Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

       5(p)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf
                      of the Money Market Trust Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

       5(q)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf
                      of the National Tax-Free Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

       5(r)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf
                      of the Oregon Tax-Free Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

       5(s)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf
                      of the Prime Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

       5(t)           -   Advisory Contract with Wells Fargo Bank, N.A. on
                          behalf of the Treasury Money Market Mutual Fund, incorporated by reference to Post-Effective
                          Amendment No. 30 to the Registration Statement, filed January 31, 1997.

       5(u)           -   Form of Advisory Contract with Wells Fargo Bank,
                          N.A. on behalf of the California Tax-Free Money
                          Market Trust, incorporated by reference to Post-
                          Effective Amendment No. 28 to the Registration
                          Statement, filed December 3, 1996.

       5(v)           -   Form of Advisory Contract with Wells Fargo Bank,
                          N.A. on behalf of the National Tax-Free Money Market
                          Trust, incorporated by reference to Post-Effective
                          Amendment No. 32 to the Registration Statement, filed May 30, 1997.

       5(v)(i)        -   Form of Advisory Contract with Wells Fargo Bank,
                          N.A. on behalf of the Index Allocation, Short-Term
                          Government-Corporate Income, Short-Term Municipal
                          Income, Overland Express Sweep and Variable Rate
                          Government Funds, filed September 25, 1997.

       5(v)(ii)       -   Form of Sub-Advisory Contract with Barclays Global
                          Fund Advisors on behalf of the Index Allocation
                          Fund, filed September 25, 1997.

       5(w)           -   Form of Advisory Contract with Wells Fargo Bank,
                          N.A. on behalf of the International Equity Fund, incorporated by reference to Post-Effective
                          Amendment No. 32 to the Registration Statement, filed May 30, 1997.

       6(a)           -   Amended Distribution Agreement with Stephens Inc.,
                          incorporated by reference to Post-Effective
                          Amendment No. 15 to the Registration Statement, filed May 1, 1995.

       6(b)           -   Selling Agreement with Wells Fargo Bank, N.A. on
                          behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                          Statement, filed April 17, 1992.

       7              -   Not Applicable

       8(a)           -   Custody Agreement with Wells Fargo Institutional
                          Trust Company, N.A. on behalf of the Asset
                          Allocation Fund, incorporated by reference to Post-
                          Effective Amendment No. 2 to the Registration
                          Statement, filed April 17, 1992.

       8(b)           -   Custody Agreement with Wells Fargo Institutional
                          Trust Company, N.A. on behalf of the U.S. Government
                          Allocation Fund, incorporated by reference to Post-
                          Effective Amendment No. 2 to the Registration
                          Statement, filed April 17, 1992.

       8(c)           -   Custody Agreement with Wells Fargo Institutional
                          Trust Company, N.A. on behalf of the Corporate Stock
                          Fund, incorporated by reference to Post-Effective
                          Amendment No. 2 to the Registration Statement, filed
                          April 17, 1992.

       8(d)           -   Custody Agreement with Wells Fargo Bank, N.A. on
                          behalf of the California Tax-Free Money Market
                          Mutual Fund, incorporated by reference to Post-
                          Effective Amendment No. 2 to the Registration
                          Statement, filed April 17, 1992.

       8(e)         -   Custody Agreement with Wells Fargo Bank, N.A. on behalf
                        of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

       8(f)         -   Custody Agreement with Wells Fargo Bank, N.A. on behalf
                        of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                        Statement, filed April 17, 1992.

       8(g)         -   Custody Agreement with Wells Fargo Bank, N.A. on behalf
                        of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                        Statement, filed April 17, 1992.

       8(h)         -   Custody Agreement with Wells Fargo Bank, N.A. on behalf
                        of the Money Market Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration
                        Statement, filed May 1, 1992.

       8(i)         -   Custody Agreement with Wells Fargo Bank, N.A. on behalf
                        of the California Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

       8(j)         -   Custody Agreement with Wells Fargo Bank, N.A. on behalf
                        of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

       8(k)         -   Custody Agreement with Wells Fargo Bank, N.A. on behalf
                        of the Short-Intermediate U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment
                        No. 8 to the Registration Statement, filed February 10,
                        1994.

       8(l)         -   Custody Agreement with Wells Fargo Bank, N.A. on behalf
                        of the National Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment
                        No. 24 to the Registration Statement, filed April 29,
                        1996.

       8(m)         -   Custody Agreement with Wells Fargo Bank, N.A. on behalf
                        of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 20 to the Registration
                        Statement, filed February 28, 1996.

       8(n)         -   Custody Agreement with Wells Fargo Bank on behalf of the
                        Arizona Tax-Free, Balanced, Equity Value, Government
                        Money Market Mutual, Index Allocation, Intermediate
                        Bond, Money Market Trust, National Tax-Free, Oregon Tax-
                        Free, Overland Express Sweep, Prime Money Market Mutual,
                        Short-Term Government-Corporate Income, Short-Term
                        Municipal Income, Treasury Money Market Mutual and
                        Variable Rate Government Funds, filed September 25,
                        1997.

       9(a)(i)      -   Administration Agreement with Wells Fargo Bank, N.A. on
                        behalf of the Funds, incorporated by reference to Post-
                        Effective Amendment No. 33 to the Registration
                        Statement, filed August 5, 1997.

       9(a)(ii)     -   Co-Administration Agreement with Wells Fargo Bank, N.A.
                        and Stephens Inc. on behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed August 5, 1997.

       9(b)         -   Agency Agreement with Wells Fargo Bank, N.A. on behalf
                        of the Funds, incorporated by reference to Post-
                        Effective Amendment No. 32 to the Registration
                        Statement, filed May 30, 1997.

       9(c)(i)      -   Shareholder Servicing Agreement with Wells Fargo Bank,
                        N.A. on behalf of the California Tax-Free Money Market
                        Mutual Fund, incorporated by reference to Post-Effective
                        Amendment No. 2 to the Registration Statement, filed
                        April 17, 1992.

       9(c)(ii)     -   Shareholder Servicing Agreement with Wells Fargo Bank,
                        N.A. on behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

       9(c)(iii)    -   Shareholder Servicing Agreement with Wells Fargo Bank,
                        N.A. on behalf of the Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment
                        No. 3 to the Registration Statement, filed May 1, 1992.

       9(c)(iv)     -   Shareholder Servicing Agreement with Wells Fargo Bank,
                        N.A. on behalf of the California Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment
                        No. 17 to the Registration Statement, filed November 29,
                        1995.

       9(c)(v)      -   Shareholder Servicing Agreement with Wells Fargo Bank,
                        N.A. on behalf of the Short-Intermediate U.S. Government
                        Income Fund, incorporated by reference to Post-Effective
                        Amendment No. 8 to the Registration Statement, filed
                        February 10, 1994.

       9(c)(vi)     -   Shareholder Servicing Agreement with Wells Fargo Bank,
                        N.A. on behalf of the National Tax-Free Money Market
                        Mutual Fund, incorporated by reference to Post-Effective
                        Amendment No. 24 to the Registration Statement, filed
                        April 29, 1996.

       9(c)(vii)    -   Shareholder Servicing Agreement with Wells Fargo Bank,
                        N.A. on behalf of the Class B Shares of the Asset
                        Allocation Fund, incorporated by reference to Post-
                        Effective Amendment No. 15 to the Registration
                        Statement, filed May 1, 1995.

       9(c)(viii)   -   Shareholder Servicing Agreement with Wells Fargo Bank,
                        N.A. on behalf of the Class B Shares of the California
                        Tax-Free Bond Fund, incorporated by reference to Post-
                        Effective Amendment No. 15 to the Registration
                        Statement, filed May 1, 1995.

       9(c)(ix)     -   Shareholder Servicing Agreement with Wells Fargo Bank,
                        N.A. on behalf of the Class B Shares of the Diversified
                        Income Fund, incorporated by reference to Post-Effective
                        Amendment No. 15 to the Registration Statement, filed
                        May 1, 1995.

       9(c)(x)      -   Shareholder Servicing Agreement with Wells Fargo Bank,
                        N.A. on behalf of the Class B Shares of the Ginnie Mae
                        Fund, incorporated by reference to Post-Effective
                        Amendment No. 15 to the Registration Statement, filed
                        May 1, 1995.

       9(c)(xi)     -   Shareholder Servicing Agreement with Wells Fargo Bank,
                        N.A. on behalf of the Class B Shares of the Growth and Income Fund, incorporated by reference to Post-Effective
                        Amendment No. 15 to the Registration Statement, filed
                        May 1, 1995.

       9(c)(xii)    -   Shareholder Servicing Agreement with Wells Fargo Bank,
                        N.A. on behalf of the Class B Shares of the U.S.
                        Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                        Statement, filed May 1, 1995.

       9(c)(xiii)   -   Shareholder Servicing Agreement with Wells Fargo Bank,
                        N.A. on behalf of the Class B Shares of the Aggressive
                        Growth Fund, incorporated by reference to Post-Effective
                        Amendment No. 20 to the Registration Statement, filed
                        February 28, 1996.

       9(c)(xiv)    -   Amended Shareholder Servicing Agreement with Wells Fargo
                        Bank, N.A. on behalf of the Class A Shares of the Asset
                        Allocation Fund, incorporated by reference to Post-
                        Effective Amendment No. 15 to the Registration
                        Statement, filed May 1, 1995.

       9(c)(xv)     -   Amended Shareholder Servicing Agreement with Wells Fargo
                        Bank, N.A. on behalf of the Class A Shares of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                        Statement, filed May 1, 1995.

       9(c)(xvi)    -   Amended Shareholder Servicing Agreement with Wells Fargo
                        Bank, N.A. on behalf of the Class A Shares of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                        Statement, filed May 1, 1995.

       9(c)(xvii)   -   Amended Shareholder Servicing Agreement with Wells Fargo
                        Bank, N.A. on behalf of the Class A Shares of the Ginnie
                        Mae Fund, incorporated by reference to Post-Effective
                        Amendment No. 15 to the Registration Statement, filed
                        May 1, 1995.

       9(c)(xviii)  -   Amended Shareholder Servicing Agreement with Wells Fargo
                        Bank, N.A. on behalf of the Class A Shares of the Growth and Income Fund, incorporated by reference to Post-
                        Effective Amendment No. 15 to the Registration
                        Statement, filed May 1, 1995.

       9(c)(xix)    -   Amended Shareholder Servicing Agreement with Wells Fargo
                        Bank, N.A. on behalf of the Class A Shares of the U.S.
                        Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                        Statement, filed May 1, 1995.

       9(c)(xx)     -   Shareholder Servicing Agreement with Wells Fargo Bank,
                        N.A. on behalf of the Class A Shares of the Aggressive
                        Growth Fund, incorporated by reference to Post-Effective
                        Amendment No. 20 to the Registration Statement, filed
                        February 28, 1996.

       9(d)(i)      -   Servicing Plan on behalf of the National Tax-Free Money
                        Market Mutual Fund, incorporated by reference to Post-
                        Effective Amendment No. 17 to the Registration
                        Statement, filed November 29, 1995.

       9(d)(ii)     -   Servicing Plan on behalf of the Class B Shares of the
                        Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                        Statement, filed May 1, 1995.

       9(d)(iii)    -   Servicing Plan on behalf of the Class B Shares of the
                        California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                        Statement, filed May 1, 1995.

       9(d)(iv)     -   Servicing Plan on behalf of the Class B Shares of the
                        Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                        Statement, filed May 1, 1995.

       9(d)(v)      -   Servicing Plan on behalf of the Class B Shares of the
                        Ginnie Mae Fund, incorporated by reference to Post-
                        Effective Amendment No. 15 to the Registration
                        Statement, filed May 1, 1995.

       9(d)(vi)     -   Servicing Plan on behalf of the Class B Shares of the
                        Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                        Statement, filed May 1, 1995.

       9(d)(vii)    -   Servicing Plan on behalf of the Class B Shares of the
                        U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

       9(d)(viii)   -   Servicing Plan on behalf of the Class A Shares of the
                        Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration
                        Statement, filed December 18, 1995.

       9(d)(ix)     -   Servicing Plan on behalf of the Class B Shares of the
                        Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration
                        Statement, filed December 18, 1995.

       9(d)(x)      -   Servicing Plan on behalf of the Class B shares of the
                        Index Allocation Fund, filed September 25, 1997.

       9(e)(i)      -   Servicing Plan and Form of Shareholder Servicing
                        Agreement on behalf of the Class A Shares of the Arizona
                        Tax-Free, Balanced, Equity Value, Government Money
                        Market Mutual, Intermediate Bond, International Equity,
                        National Tax-Free, Oregon Tax-Free, Prime Money Market
                        Mutual, Small Cap and Treasury Money Market Mutual
                        Funds, incorporated by reference to Post-Effective
                        Amendment No. 32 to the Registration Statement, incorporated by reference to Post-Effective Amendment
                        No. 32 to the Registration Statement, filed May 30,
                        1997.

       9(e)(ii)     -   Servicing Plan and Form of Shareholder Servicing
                        Agreement on behalf of the Class B Shares of the Arizona
                        Tax-Free, Balanced, Equity Value, Intermediate Bond,
                        International Equity, National Tax-Free, Oregon Tax-Free and Small Cap Funds, incorporated by reference to Post-
                        Effective Amendment No. 32 to the Registration
                        Statement, filed May 30, 1997.

       9(e)(iii)    -   Servicing Plan and Form of Shareholder Servicing
                        Agreement on behalf of the Institutional Class Shares of the Aggressive Growth, Arizona Tax-Free, Balanced,
                        California Tax-Free Bond, California Tax-Free Income,
                        Equity Value, Ginnie Mae, Growth and Income,
                        Intermediate Bond, International Equity, Money Market
                        Mutual, National Tax-Free, Oregon Tax-Free, Prime Money
                        Market Mutual, Short-Intermediate Government, Small Cap and Treasury Money Market Mutual Funds, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed May 30, 1997.

       9(e)(iv)     -   Servicing Plan and Form of Shareholder Servicing
                        Agreement on behalf of the Service Class Shares of the Prime Money Market Mutual and Treasury Money Market
                        Mutual Funds, incorporated by reference to Post-
                        Effective Amendment No. 25 to the Registration
                        Statement, filed June 17, 1996.

       9(e)(v)      -   Servicing Plan and Form of Shareholder Servicing
                        Agreement on behalf of the Money Market Trust and California Tax-Free Money Market Trust, incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement, filed December 3, 1996.

       9(e)(vi)     -   Servicing Plan and Form of Shareholder Servicing
                        Agreement on behalf of the Class E Shares of the Treasury Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed January 23, 1997.

       9(e)(vii)    -   Servicing Plan and Form of Shareholder Servicing
                        Agreement on behalf of the Administrative Class shares of the Prime Money Market Mutual and Treasury Money
                        Market Mutual Funds, incorporated by reference to Post-
                        Effective Amendment No. 33 to the Registration
                        Statement, filed August 5, 1997.

       9(e)(viii)   -   Servicing Plan and Form of Shareholder Servicing
                        Agreement on behalf of the Class C shares of the Aggressive Growth, California Tax-Free Bond, Index
                        Allocation, Ginnie Mae, National Tax-Free Bond, Small
                        Cap and Variable Rate Government Funds, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed August 5, 1997.

       9(e)(ix)     -   Servicing Plan and Form of Shareholder Servicing
                        Agreement on behalf of the Institutional Class shares of the National Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment
                        No. 33 to the Registration Statement, filed August 5,
                        1997.

       9(f)         -   Shareholder Administrative Servicing Plan and Form of
                        Administrative Servicing Agreement on behalf of Class A shares of Index Allocation and Variable Rate Government
                        Funds and shares of the Short-Term Government-Corporate
                        Income and Short-Term Municipal Income Funds, filed
                        September 25, 1997.

       10           -   Opinion and Consent of Counsel, filed herewith.

       11           -   Independent Auditor's Consent

       12           -   Not Applicable

       13           -   Investment letter, incorporated by reference to Item
                        24(b) of Pre-Effective Amendment No. 1 to the
                        Registration Statement, filed November 29, 1991.
       14           -   Not Applicable

       15(a)(i)     -   Distribution Plan on behalf of the California Tax-Free
                        Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                        Statement, filed April 17, 1992.

       15(a)(ii)    -   Distribution Plan on behalf of the Corporate Stock Fund,
                        incorporated by reference to Post-Effective Amendment
                        No. 2 to the Registration Statement, filed April 17,
                        1992.

       15(a)(iii)   -   Distribution Plan on behalf of the Money Market Mutual
                        Fund, incorporated by reference to Post-Effective
                        Amendment No. 3 to the Registration Statement, filed May
                        1, 1992.

       15(a)(iv)    -   Distribution Plan on behalf of the California Tax-Free
                        Income Fund, incorporated by reference to Post-Effective
                        Amendment No. 4 to the Registration Statement, filed
                        September 10, 1992.

       15(a)(v)     -   Distribution Plan on behalf of the Short-Intermediate
                        U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 8 to the Registration
                        Statement, filed February 10, 1994.

       15(a)(vi)    -   Amended Distribution Plan on behalf of the Class A
                        Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

       15(a)(vii)   -   Amended Distribution Plan on behalf of the Class A
                        Shares of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment
                        No. 15 to the Registration Statement, filed May 1, 1995.

       15(a)(viii)  -   Amended Distribution Plan on behalf of the Class A
                        Shares of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

       15(a)(ix)    -   Amended Distribution Plan on behalf of the Class A
                        Shares of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                        Statement, filed May 1, 1995.

       15(a)(x)     -   Amended Distribution Plan on behalf of the Class A
                        Shares of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

       15(a)(xi)    -   Amended Distribution Plan on behalf of the Class A
                        Shares of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment
                        No. 15 to the Registration Statement, filed May 1, 1995.

       15(a)(xii)   -   Distribution Plan on behalf of the National Tax-Free
                        Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration
                        Statement, filed November 29, 1995.

       15(a)(xiii)  -   Distribution Plan on behalf of the Class A Shares of the
                        Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration
                        Statement, filed December 18, 1995.

       15(a)(xiv)   -   Distribution Plan on behalf of the California Tax-Free
                        Money Market Trust, incorporated by reference to Post-
                        Effective Amendment No. 28 to the Registration
                        Statement, filed December 3, 1996.

       15(a)(xv)    -   Distribution Plan on behalf of the Class A Shares of the
                        Arizona Tax-Free, Balanced, Equity Value, Government
                        Money Market Mutual, Intermediate Bond, International
                        Equity, National Tax-Free, Oregon Tax-Free, Prime Money
                        Market Mutual, Small Cap and Treasury Money Market
                        Mutual Funds, incorporated by reference to Post-
                        Effective Amendment No. 32, filed May 30, 1997.

       15(a)(xvi)   -   Distribution Plan on behalf of the Class A shares of the
                        Index Allocation and Variable Rate Government Funds and shares of the Short-Term Government-Corporate Income and Short-Term Municipal Income Funds, filed September 25,
                        1997.

       15(b)(i)     -   Distribution Plan on behalf of the Class B Shares of the
                        Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                        Statement, filed May 1, 1995.

       15(b)(ii)    -   Distribution Plan on behalf of the Class B Shares of the
                        California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                        Statement, filed May 1, 1995.

       15(b)(iii)   -   Distribution Plan on behalf of the Class B Shares of the
                        Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                        Statement, filed May 1, 1995.

       15(b)(iv)    -   Distribution Plan on behalf of the Class B Shares of the
                        Ginnie Mae Fund, incorporated by reference to Post-
                        Effective Amendment No. 15 to the Registration
                        Statement, filed May 1, 1995.

       15(b)(v)     -   Distribution Plan on behalf of the Class B Shares of the
                        Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                        Statement, filed May 1, 1995.

       15(b)(vi)    -   Distribution Plan on behalf of the Class B Shares of the
                        U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

       15(b)(vii)   -   Distribution Plan on behalf of the Class B Shares of the
                        Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration
                        Statement, filed December 18, 1995.

       15(b)(viii)  -   Distribution Plan on behalf of the Class B Shares of the
                        Arizona Tax-Free, Balanced, Equity Value, Index
                        Allocation, Intermediate Bond, International Equity,
                        National Tax-Free, Oregon Tax-Free and Small Cap Funds, incorporated by reference to Post-Effective Amendment
                        No. 32 to the Registration Statement, filed May 30,
                        1997.

       15(c)        -   Distribution Plan on behalf of the Class C Shares of the
                        Aggressive Growth, California Tax-Free Bond, Index
                        Allocation, Ginnie Mae, National Tax-Free Bond, Small
                        Cap and Variable Rate Government Funds, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed August 5, 1997.

       15(d)        -   Distribution Plan on behalf of the Overland Sweep Fund,
                        filed September 25, 1997.

       15(e)        -   Distribution Plan on behalf of the Class E Shares of
                        the Treasury Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 29, filed
                        January 23, 1997.

       16           -   Schedules for Computation of Performance Data,
                        incorporated by reference to Post-Effective Amendment
                        No. 15, filed May 1, 1995.

       17           -   See Exhibit 27.

       18           -   Rule 18f3 Multi-Class Plan, as amended, incorporated by
                        reference to Post-Effective Amendment No. 33 to the Registration Statement, filed August 5, 1997.

       19           -   Powers of Attorney for R. Greg Feltus, Jack S. Euphrat,
                        Thomas S. Goho, Joseph N. Hankin, W. Rodney Hughes,
                        Robert M. Joses and J. Tucker Morse, incorporated by reference to Post-Effective Amendment No. 32, filed May
                        30, 1997.

       27           -   Financial Data Schedules for the Overland predecessor
                        portfolios for the period ended December 31, 1996, incorporated by reference to the Form N-SAR filed
                        February 9, 1997; Financial Data Schedules for the fiscal period ended March 31, 1997, incorporated by reference to the Form N-SAR, filed May 29, 1997.


Item 25.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

          As of December 15, 1997, the Funds did not directly or indirectly control, and were not under common control with, any other person or entity.

Item 26.  Number of Holders of Securities
          -------------------------------

          As of September 30, 1997, the number of record holders of each class of Securities of the Registrant was as follows:

            Title of Class                                    Number of Record Holders
            --------------                                    ------------------------
                                                    Class A*     Class B   Institutional
                                                    ---------    -------  --------------
                                                                               Class
                                                                               -----
Arizona Tax-Free Fund                                    198          21             6
Asset Allocation Fund                                 11,430       7,637           N/A
Balanced Fund                                          1,720         248           110
California Tax-Free Bond Fund                          8,258       1,270            41
California Tax-Free Income Fund                        3,188         N/A             4
California Tax-Free Money Market Mutual Fund          10,485         N/A           N/A
California Tax-Free Money Market Trust                     3         N/A           N/A
Diversified Equity Income Fund                        12,350       3,140           N/A


Equity Index Fund                                      1,554         N/A           N/A
Equity Value Fund                                      1,654       2,025           113
Government Money Market Mutual Fund                      144         N/A           N/A
Growth Fund                                           13,048       3,027            35
International Equity Fund                                778        1359           N/A
Intermediate Bond Fund                                   135          91             8
Money Market Mutual Fund                              11,949           2**           6
Money Market Trust                                         5         N/A           N/A
National Tax-Free Fund                                   120          15             5
National Tax-Free Money Market Mutual Fund                91         N/A           N/A
Oregon Tax-Free Fund                                     653          13             9
Prime Money Market Mutual                                243          14***         56
Short-Intermediate U.S. Government Income Fund           789         N/A            48
Strategic Growth Fund                                  1,708       2,282           N/A
U.S. Government Income Fund                            2,955         700            79

* For purposes of this chart, shares of single class Funds are included under the designation "Class A".
**     Designates the number of Class S recordholders.
***    Designates the number of Service Class recordholders.

              Title of Class                                 Number of Record Holders
              --------------                                 ------------------------
                                                    Class A*     Class B     Institutional Class
                                                    --------     --------    -------------------
Small Cap Fund                                           343         761            10
Treasury Money Market Mutual Fund                        227           8***        205
                                                                                     2****
U.S. Government Allocation Fund                        1,346         302           N/A

* For purposes of this chart, shares of single class Funds are included under the designation "Class A"
**  Designates the number of Class S recordholders.
*** Designates the number of Service Class recordholders.
****Designates the number of Class E recordholders.

        As of August 31, 1997 the number of record holders of each class of Securities of the Overland predecessor portfolios were as follows:

               Title of Class                            Number of Record Holders*
               --------------                            -------------------------
                                                       Class A**         Class D**
                                                       ---------         ---------
Index Allocation Fund                                       1192               811


Overland Express Sweep Fund                                    3               N/A
Short-Term Government-Corporate Income Fund                   16               N/A
Short-Term Municipal Income Fund                              18               N/A
Variable Rate Government Fund                                816                49

* For purposes of this chart, shares of single class Funds are included under the designation "Class A"
** Class A and Class D shareholders of the Overland Fund became Class A and Class C shareholders of the Stagecoach Fund on December 12, 1997.



Item 27.  Indemnification
          ---------------

        The following paragraphs of Article VIII of the Registrant's Articles of Incorporation provide:

        (h) The Corporation shall indemnify (1) its Directors and Officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's ByLaws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such ByLaws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of Incorporation of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any Director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the 1940 Act.

            (i) To the fullest extent permitted by Maryland statutory and decisional law and the 1940 Act, as amended or interpreted, no Director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any Director or officer of the Corporation against any liability to which such Director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a Director or officer that exists at the time of such amendment, modification or repeal.

Item 28.  Business and Other Connections of Investment Advisor.
          ----------------------------------------------------

          Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly owned subsidiary of Wells Fargo & Company, currently serves as investment advisor to several of the Registrant's investment portfolios and to certain other registered openend management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

          To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company. Set forth below are the names and principal businesses of the directors and executive officers of Wells Fargo Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All the directors of Wells Fargo Bank also serve as directors of Wells Fargo & Company.


Name and Position           Principal Business(es) and Address(es)
at Wells Fargo Bank         During at Least the Last Two Fiscal Years
-------------------         ------------------------------------------

H. Jesse Arnelle            Senior Partner of Arnelle, Hastie, McGee, Willis &
Director                    Greene
                            455 Market Street
                            San Francisco, CA  94105

                            Director of Armstrong World Industries, Inc.
                            5037 Patata Street
                            South Gate, CA  90280

                            Director of Eastman Chemical Corporation
                            12805 Busch Place
                            Santa Fe Springs, CA  90670

                            Director of FPL Group, Inc.
                            700 Universe Blvd.
                            P.O. Box 14000
                            North Palm Beach, FL  33408

Michael R. Bowlin           Chairman of the Board of Directors, Chief Executive
Director                    Officer,
                            Chief Operating Officer and President of
                            Atlantic Richfield Co. (ARCO)

                            Highway 150
                            Santa Paula, CA  93060
Edward Carson
Director Chairman of the Board and Chief Executive Officer of First Interstate Bancorp
                            633 West Fifth Street
                            Los Angeles, CA  90071

                            Director of Aztar Corporation
                            2390 East Camelback Road  Suite 400
                            Phoenix, AZ  85016

                            Director of Castle & Cook, Inc.
                            10900 Wilshire Blvd.
                            Los Angeles, CA  90024

                            Director of Terra Industries, Inc.
                            1321 Mount Pisgah Road
                            Walnut Creek, CA  94596

William S. Davilla          President (Emeritus) and a Director of
Director                    The Vons Companies, Inc.
                            618 Michillinda Ave.
                            Arcadia, CA  91007

                            Director of Pacific Gas & Electric Company
                            788 Taylorville Road
                            Grass Valley, CA  95949

Rayburn S. Dezember         Director of CalMat Co.
Director                    3200 San Fernando Road
                            Los Angeles, CA  90065

                            Director of Tejon Ranch Company
                            P.O. Box 1000
                            Lebec, CA  93243

                            Director of The Bakersfield Californian
                            1707 I Street
                            P.O. Box 440
                            Bakersfield, CA  93302

                            Trustee of Whittier College
                            13406 East Philadelphia Ave.
                            P.O. Box 634
                            Whittier, CA  90608

Paul Hazen                  Chairman of the Board of Directors of
Chairman of the Board of    Wells Fargo & Company

Directors                    420 Montgomery Street
                             San Francisco, CA  94105

                             Director of Phelps Dodge Corporation
                             2600 North Central Ave.
                             Phoenix, AZ  85004

                             Director of Safeway, Inc.
                             4th and Jackson Streets
                             Oakland, CA  94660

Robert K. Jaedicke           Professor (Emeritus) of Accounting
Director                     Graduate School of Business at Stanford University
                             MBA Admissions Office
                             Stanford, CA  94305

                             Director of Bailard Biehl & Kaiser
                             Real Estate Investment Trust, Inc.
                             2755 Campus Dr.
                             San Mateo, CA  94403

                             Director of Boise Cascade Corporation
                             1111 West Jefferson Street
                             P.O. Box 50
                             Boise, ID  83728

                             Director of California Water Service Company
                             1720 North First Street
                             San Jose, CA  95112

                             Director of Enron Corporation
                             1400 Smith Street
                             Houston, TX  77002

                             Director of GenCorp, Inc.
                             175 Ghent Road
                             Fairlawn, OH  44333

                             Director of Homestake Mining Company
                             650 California Street
                             San Francisco, CA  94108

Thomas L. Lee                Chairman and Chief Executive Officer of
Director                     The Newhall Land and Farming Company
                             10302 Avenue 7 1-2
                             Firebaugh, CA  93622

                             Director of Calmat Co.
                             501 El Charro Road

                             Pleasanton, CA  94588

                             Director of First Interstate Bancorp
                             633 West Fifth Street
                             Los Angeles, CA  90071

Ellen Newman                 President of Ellen Newman Associates
Director                     323 Geary Street
                             Suite 507
                             San Francisco, CA  94102

                             Chair (Emeritus) of the Board of Trustees
                             University of California at San Francisco
                             Foundation
                             250 Executive Park Blvd.
                             Suite 2000
                             San Francisco, CA  94143

                             Director of the California Chamber of Commerce 1201 K Street
                             12th Floor
                             Sacremento, CA  95814

Philip J. Quigley            Chairman, President and Chief Executive Officer of
Director                     Pacific Telesis Group
                             130 Kearney Street  Rm.  3700
                             San Francisco, CA  94108

Carl E. Reichardt            Director of Columbia/HCA Healthcare Corporation
Director                     One Park Plaza
                             Nashville, TN  37203

                             Director of Ford Motor Company
                             The American Road
                             Dearborn, MI  48121

                             Director of Newhall Management Corporation
                             23823 Valencia Blvd.
                             Valencia, CA  91355

                             Director of Pacific Gas and Electric Company
                             77 Beale Street
                             San Francisco, CA  94105

                             Retired Chairman of the Board of Directors
                             and Chief Executive Officer of Wells Fargo &
                             Company
                             420 Montgomery Street
                             San Francisco, CA  94105

Donald B. Rice               President and Chief Executive Officer of Teledyne,
Director                     Inc.
                             2049 Century Park East
                             Los Angeles, CA  90067

                             Retired Secretary of the Air Force

                             Director of Vulcan Materials Company
                             One MetroPlex Drive
                             Birmingham, AL  35209

Richard J. Stegemeier        Chairman (Emeritus) of Unocal Corp
Director                     44141 Yucca Avenue
                             Lancaster, CA  93534

                             Director of Foundation Health Corporation
                             166 4th
                             Fort Irwin, CA  92310

                             Director of Halliburton Company
                             3600 Lincoln Plaza
                             500 North Alcard Street
                             Dallas, TX  75201

                             Director of Northrop Grumman Corp.
                             1840 Century Park East
                             Los Angeles, CA  90067

                             Director of Outboard Marine Corporation
                             100 SeaHorse Drive
                             Waukegan, IL  60085

                             Director of Pacific Enterprises
                             555 West Fifth Street
                             Suite 2900
                             Los Angeles, CA  90031

                             Director of First Interstate Bancorp
                             633 West Fifth Street
                             Los Angeles, CA  90071

Susan G. Swenson             President and Chief Executive Officer of Cellular
Director                     One
                             651 Gateway Blvd.
                             San Francisco, CA  94080

David M. Tellep              Retired Chairman of the Board and Chief Executive
Director                     Officer of
                             Martin Lockheed Corp
                             6801 Rockledge Drive
                             Bethesda, MD  20817

                             Director of Edison International
                             and Southern California Edison Company
                             2244 Walnut Grove Ave.
                             Rosemead, CA  91770

                             Director of First Interstate
                             633 West Fifth Street
                             Los Angeles, CA  90071

Chang-Lin Tien               Chancellor of the University of California at
Director                     Berkeley

                             Director of Raychem Corporation
                             300 Constitution Drive
                             Menlo Park, CA  94025

John A. Young                President, Chief Executive Officer and Director
Director                     of Hewlett-Packard Company
                             3000 Hanover Street
                             Palo Alto, CA  9434

                             Director of Chevron Corporation
                             225 Bush Street
                             San Francisco, CA  94104

                             Director of Lucent Technologies
                             25 John Glenn Drive
                             Amherst, NY  14228

                             Director of Novell, Inc.
                             11300 West Olympic Blvd.
                             Los Angeles, CA  90064

                             Director of Shaman Pharmaceuticals Inc.
                             213 East Grand Ave. South
                             San Francisco, CA  94080

William F. Zuendt            President of Wells Fargo & Company
President                    420 Montgomery Street
                             San Francisco, CA  94105

                             Director of 3Com Corporation
                             5400 Bayfront Plaza, P.O. Box 58145
                             Santa Clara, CA  95052

                             Director of the California Chamber of Commerce

       Prior to May 1, 1996, Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI", formerly, Wells Fargo Institutional Trust Company), served as sub-advisor to the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds of the Company and to certain other open-end management investment companies. As of May 1, 1996, BGFA no longer served as sub-advisor to the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds. As of this date, BGFA served as sub-advisor to the corresponding Asset Allocation, U.S. Government Allocation and Corporate Stock Master Portfolios of Master Investment Trust, in which such funds invest substantially all of their assets.

       The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business of the former sub-advisor to the Registrant, Wells Fargo Nikko Investment Advisors ("WFNIA") and, in some cases, the service business of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


Name and Position        Principal Business(es) During at
at BGFA                  Least the Last Two Fiscal Years
-----------------        ---------------------------------

Frederick L.A. Grauer    Director of BGFA and Co-Chairman and Director of BGI
Director                 45 Fremont Street, San Francisco, CA 94105

Patricia Dunn            Director of BGFA and C-Chairman and Director of BGI
Director                 45 Fremont Street, San Francisco, CA 94105

Lawrence G. Tint         Chairman of the Board of Directors of BGFA
Chairman and Director    and Chief Executive Officer of BGI
                         45 Fremont Street, San Francisco, CA  94105

Geoffrey Fletcher        Chief Financial Officer of BGFA and BGI since May 1997
Chief Financial Officer  45 Fremont Street, San Francisco, CA 94105
                         Managing Director and Principal Accounting Officer at
                         Bankers Trust Company from 1988 - 1997
                         505 Market Street, San Francisco, CA  94105

        Prior to January 1, 1996 Wells Fargo Nikko Investment Advisors ("WFNIA") served as subadvisor to the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds of the Company and as advisor or subadvisor to various other openend management investment companies. For additional information, see "The Funds and Management" in the Prospectus and "Management" in the Statement of Additional Information of such Funds. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and management committees of WFNIA, reference is made to WFNIA's Form ADV and Schedules A and D filed under the Investment Advisors Act of 1940, File No. 80136479, incorporated herein by reference.

Item 29. Principal Underwriters.
         ----------------------

         (a) Stephens Inc., distributor for the Registrant, does not presently act as investment advisor for any other registered investment companies, but does act as principal underwriter for Overland Express Funds, Inc., Life & Annuity Trust, MasterWorks Funds, Inc. (formerly, Stagecoach Inc.), Stagecoach Trust, Nations Fund, Inc., Nations Fund Trust, Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc. and Nations Institutional Reserves (formerly, The Capitol Mutual Funds), and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust and Master Investment Portfolio, all of which are registered openend management investment companies, and has acted as principal underwriter for Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc., and Nations Managed Balanced Target Maturity Fund, Inc., which are closedend management investment companies.

         (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (file No. 50115510).

         (c) Not applicable.


Item 30.  Location of Accounts and Records.
          --------------------------------

         (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.

         (b) Wells Fargo Bank maintains all Records relating to its services as investment advisor, administrator and custodian and transfer and dividend disbursing agent at 525 Market Street, San Francisco, California 94105.

         (c) WFNIA and Wells Fargo Institutional Trust Company, N.A. maintain all Records relating to their services as sub-advisor and custodian, respectively, for the period prior to January 1, 1996, at 45 Fremont Street, San Francisco, California 94105.

         (d) BGFA and BGI maintain all Records relating to their services as sub-advisor and custodian, respectively, for the period beginning January 1, 1996 at 45 Fremont Street, San Francisco, California 94105.

         (e) Stephens maintains all Records relating to its services as sponsor, co-administrator and distributor at 111 Center Street, Little Rock, Arkansas 72201.

Item 31.  Management Services.
          -------------------

          Other than as set forth under the captions "The Fund(s) and Management" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statements of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any managementrelated service contract.


Item 32.  Undertakings.
          ------------

          (a) Not applicable.

          (b) Not applicable.

          (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its most current annual report to shareholders, upon request and without charge.

          (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions set forth above in response to Item 27, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                  SIGNATURES
                                  ----------

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 18/th/ day of December, 1997.

                            STAGECOACH FUNDS, INC.


                        By  /s/ Richard H. Blank, Jr.
                            -----------------------------
                            Richard H. Blank, Jr.
                            Secretary and Treasurer
                            (Principal Financial Officer)

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                          Title                             Date
---------                          -----                             ----

            *                      Director, Chairman and President  12/18/97
-----------------------------      (Principal Executive Officer)
(R. Greg Feltus)

/s/Richard H. Blank, Jr.           Secretary and Treasurer           12/18/97
-----------------------------      (Principal Financial Officer)
(Richard H. Blank, Jr.)

            *                      Director                          12/18/97
-----------------------------
(Jack S. Euphrat)

            *                      Director                          12/18/97
-----------------------------
(Thomas S. Goho)

            *                      Director                          12/18/97
-----------------------------
(Joseph N. Hankin)

            *                      Director                          12/18/97
-----------------------------
(W. Rodney Hughes)

            *                      Director                          12/18/97
-----------------------------
(Robert M. Joses)

            *                      Director                          12/18/97
-----------------------------
(Tucker Morse)


*By   /s/Richard H. Blank, Jr.
      ---------------------------
      Richard H. Blank, Jr.
      As Attorney-in-Fact
      December 18, 1997

                            STAGECOACH FUNDS, INC.
                         FILE NOS. 33-42927; 811-6419
                                 EXHIBIT INDEX

EXHIBIT NUMBER                                      DESCRIPTION

EX-99.B10(a)            Opinion and Consent of Counsel